Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

January 31, 2021

GUX-QTLY-0321
1.929354.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)		22,271	$144,316
YPF SA Class D sponsored ADR (b)		45,420	165,783

TOTAL ARGENTINA			310,099

Australia - 4.2%
Afterpay Ltd. (b)		56,495	5,833,119
AGL Energy Ltd.		159,147	1,395,074
AMP Ltd.		875,259	993,341
Ampol Ltd.		64,480	1,289,627
APA Group unit		302,549	2,263,674
Aristocrat Leisure Ltd.		153,930	3,653,930
ASX Ltd.		51,256	2,812,186
Aurizon Holdings Ltd.		497,579	1,407,017
AusNet Services		496,636	656,629
Australia & New Zealand Banking Group Ltd.		753,892	13,660,800
BHP Billiton Ltd.		784,032	26,146,677
BlueScope Steel Ltd.		140,024	1,775,351
Brambles Ltd.		409,468	3,307,733
Cimic Group Ltd. (b)		25,086	472,973
Coca-Cola Amatil Ltd.		128,701	1,286,545
Cochlear Ltd.		17,584	2,653,312
Coles Group Ltd.		351,553	4,892,560
Commonwealth Bank of Australia		469,699	29,977,373
Computershare Ltd.		124,038	1,362,219
Crown Ltd.		95,305	699,234
CSL Ltd.		120,928	25,112,152
DEXUS Property Group unit		281,333	1,937,229
Evolution Mining Ltd.		416,072	1,504,060
Fortescue Metals Group Ltd.		450,215	7,497,434
Goodman Group unit		440,940	5,957,955
Insurance Australia Group Ltd.		653,190	2,421,122
Lendlease Group unit		187,196	1,718,205
Macquarie Group Ltd.		91,755	9,214,262
Magellan Financial Group Ltd.		33,555	1,228,880
Medibank Private Ltd.		708,495	1,581,085
Mirvac Group unit		1,014,342	1,845,002
National Australia Bank Ltd.		874,905	15,739,930
Newcrest Mining Ltd.		216,496	4,156,282
Northern Star Resources Ltd.		202,281	1,986,523
Orica Ltd.		104,271	1,216,056
Origin Energy Ltd.		490,683	1,777,521
Qantas Airways Ltd.		232,120	798,290
QBE Insurance Group Ltd.		389,227	2,388,658
Ramsay Health Care Ltd.		50,636	2,436,849
REA Group Ltd.		15,083	1,690,807
Rio Tinto Ltd.		99,521	8,390,060
Santos Ltd.		478,425	2,380,292
Scentre Group unit		1,389,676	2,899,423
SEEK Ltd.		92,727	1,987,808
Sonic Healthcare Ltd.		121,806	3,199,511
South32 Ltd.		1,315,782	2,554,189
Stockland Corp. Ltd. unit		617,456	2,099,914
Suncorp Group Ltd.		347,022	2,673,333
Sydney Airport unit		384,963	1,682,870
Tabcorp Holdings Ltd.		550,380	1,678,305
Telstra Corp. Ltd.		1,126,554	2,686,223
The GPT Group unit		501,411	1,655,439
TPG Telecom Ltd. (b)		94,375	533,733
Transurban Group unit		723,083	7,316,638
Treasury Wine Estates Ltd.		184,994	1,420,886
Vicinity Centres unit		984,271	1,154,672
Washington H. Soul Pattinson & Co. Ltd.		27,271	566,482
Wesfarmers Ltd.		301,082	12,565,866
Westpac Banking Corp.		957,875	15,355,878
WiseTech Global Ltd.		37,159	888,313
Woodside Petroleum Ltd.		252,431	4,720,762
Woolworths Group Ltd.		337,812	10,548,941

TOTAL AUSTRALIA			287,707,214

Austria - 0.1%
Erste Group Bank AG		76,217	2,335,452
OMV AG		38,082	1,605,489
Raiffeisen International Bank-Holding AG		48,912	959,805
Verbund AG		19,162	1,730,101
Voestalpine AG		30,134	1,101,462

TOTAL AUSTRIA			7,732,309

Bailiwick of Jersey - 0.4%
Experian PLC		243,984	8,527,882
Ferguson PLC		59,522	6,911,027
Glencore Xstrata PLC		2,657,601	8,871,412
Polymetal International PLC		68,796	1,491,095
WPP PLC		327,697	3,424,309

TOTAL BAILIWICK OF JERSEY			29,225,725

Belgium - 0.5%
Ageas		46,873	2,405,571
Anheuser-Busch InBev SA NV		203,506	12,774,625
Colruyt NV		16,476	1,016,918
Elia System Operator SA/NV		7,831	943,679
Galapagos Genomics NV (b)		10,950	1,145,067
Groupe Bruxelles Lambert SA		29,297	2,907,555
KBC Groep NV		67,234	4,709,480
Proximus		38,670	815,608
Sofina SA		3,954	1,281,167
Solvay SA Class A		20,765	2,369,748
UCB SA		33,808	3,508,689
Umicore SA		52,519	2,980,859

TOTAL BELGIUM			36,858,966

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (b)		1,074,000	3,366,098
Alibaba Pictures Group Ltd. (b)		2,990,000	377,932
Beijing Enterprises Water Group Ltd.		1,236,000	503,758
Brilliance China Automotive Holdings Ltd.		778,000	612,105
China Gas Holdings Ltd.		723,800	2,557,911
China Oriental Group Co. Ltd. (H Shares)		107	29
China Resource Gas Group Ltd.		236,000	1,181,027
China Youzan Ltd. (b)		3,684,000	1,591,771
CK Infrastructure Holdings Ltd.		170,500	909,319
Cosco Shipping Ports Ltd.		454,344	322,889
Credicorp Ltd. (United States)		18,925	2,844,995
GOME Electrical Appliances Holdings Ltd. (a)(b)		2,462,104	396,947
Hongkong Land Holdings Ltd.		300,722	1,392,343
Hopson Development Holdings Ltd.		164,000	419,664
Jardine Matheson Holdings Ltd.		58,102	3,358,296
Jardine Strategic Holdings Ltd.		61,492	1,598,177
Kunlun Energy Co. Ltd.		988,000	844,864
Luye Pharma Group Ltd. (c)		465,500	233,553
Nine Dragons Paper (Holdings) Ltd.		406,000	628,382
Shenzhen International Holdings Ltd.		284,018	468,159

TOTAL BERMUDA			23,608,219

Brazil - 1.1%
Ambev SA		1,271,400	3,511,140
Atacadao SA		100,800	350,775
B2W Companhia Global do Varejo (b)		56,977	857,248
B3 SA - Brasil Bolsa Balcao		545,766	5,964,983
Banco Bradesco SA		336,003	1,328,930
Banco do Brasil SA		221,600	1,371,381
Banco Santander SA (Brasil) unit		103,800	744,816
BB Seguridade Participacoes SA		177,500	897,330
BRF SA (b)		145,200	563,136
BTG Pactual Participations Ltd. unit		65,100	1,130,927
CCR SA		308,200	682,711
Centrais Eletricas Brasileiras SA (Electrobras)		129,180	677,372
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		41,000	565,610
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		87,100	650,615
Companhia Siderurgica Nacional SA (CSN)		180,200	1,001,221
Cosan SA Industria e Comercio		40,300	552,860
CPFL Energia SA		57,900	329,215
Energisa SA unit		46,200	415,862
ENGIE Brasil Energia SA		51,350	403,187
Equatorial Energia SA		231,800	954,077
Hapvida Participacoes e Investimentos SA (c)		287,000	900,645
Hypermarcas SA		97,700	576,586
JBS SA		274,500	1,213,110
Klabin SA unit		205,400	1,054,893
Localiza Rent A Car SA		156,980	1,832,782
Lojas Americanas SA rights 2/4/21 (b)		2,178	1,831
Lojas Renner SA		227,518	1,724,453
Magazine Luiza SA		779,952	3,602,257
Multiplan Empreendimentos Imobiliarios SA		72,666	281,559
Natura & Co. Holding SA		251,303	2,253,340
Notre Dame Intermedica Participacoes SA		139,378	2,407,285
Petrobras Distribuidora SA		193,900	824,307
Petroleo Brasileiro SA - Petrobras (ON)		1,015,209	5,071,035
Raia Drogasil SA		277,800	1,265,266
Rumo SA (b)		335,700	1,245,515
Sul America SA unit		75,847	553,250
Suzano Papel e Celulose SA (b)		202,938	2,301,477
Telefonica Brasil SA		113,600	938,465
TIM SA		216,100	525,301
Totvs SA		150,500	781,189
Ultrapar Participacoes SA		187,200	745,187
Vale SA		987,545	15,874,289
Via Varejo SA (b)		326,200	875,805
Weg SA		226,050	3,461,770

TOTAL BRAZIL			73,264,993

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)		30,128	787,834
Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)		63,982	4,466,607
Air Canada (b)		42,518	665,658
Algonquin Power & Utilities Corp.		160,623	2,676,736
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		231,415	7,057,818
AltaGas Ltd.		82,841	1,230,225
ATCO Ltd. Class I (non-vtg.)		20,320	581,752
B2Gold Corp.		297,696	1,471,311
Bank of Montreal		171,600	12,764,490
Bank of Nova Scotia		322,357	17,192,373
Barrick Gold Corp. (Canada)		476,972	10,652,841
Bausch Health Cos., Inc. (Canada) (b)		86,193	2,199,396
BCE, Inc.		40,276	1,708,364
BlackBerry Ltd. (b)		141,070	1,981,323
Brookfield Asset Management, Inc. (Canada) Class A		343,346	13,304,238
Brookfield Renewable Corp.		32,706	1,833,582
CAE, Inc.		75,434	1,704,233
Cameco Corp.		103,194	1,283,923
Canadian Apartment Properties (REIT) unit		21,477	859,920
Canadian Imperial Bank of Commerce		119,399	10,175,643
Canadian National Railway Co.		188,156	19,057,646
Canadian Natural Resources Ltd.		316,589	7,152,498
Canadian Pacific Railway Ltd.		35,927	12,070,910
Canadian Tire Ltd. Class A (non-vtg.)		15,900	2,061,684
Canadian Utilities Ltd. Class A (non-vtg.)		33,786	835,171
CCL Industries, Inc. Class B		39,012	1,789,900
Cenovus Energy, Inc. (Canada)		342,596	2,022,756
CGI, Inc. Class A (sub. vtg.) (b)		61,067	4,894,911
CI Financial Corp.		54,598	678,019
Constellation Software, Inc.		5,375	6,547,853
Dollarama, Inc.		79,531	3,109,095
Emera, Inc.		67,255	2,812,219
Empire Co. Ltd. Class A (non-vtg.)		49,550	1,368,994
Enbridge, Inc.		540,459	18,156,887
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,027	2,549,338
First Quantum Minerals Ltd.		155,508	2,590,280
FirstService Corp.		10,941	1,494,564
Fortis, Inc.		123,307	4,987,244
Franco-Nevada Corp.		50,451	6,009,932
George Weston Ltd.		21,604	1,563,766
GFL Environmental, Inc.		51,148	1,443,944
Gildan Activewear, Inc.		55,630	1,389,934
Great-West Lifeco, Inc.		73,400	1,676,074
Hydro One Ltd. (c)		86,624	2,007,170
iA Financial Corp, Inc.		31,029	1,382,626
IGM Financial, Inc.		29,212	774,189
Imperial Oil Ltd.		67,342	1,281,275
Intact Financial Corp.		37,587	4,144,490
Inter Pipeline Ltd. (a)		120,601	1,210,018
Keyera Corp. (a)		64,041	1,202,944
Kinross Gold Corp.		348,852	2,436,167
Kirkland Lake Gold Ltd.		69,678	2,677,597
Loblaw Companies Ltd.		48,285	2,331,651
Lundin Mining Corp.		182,987	1,631,321
Magna International, Inc. Class A (sub. vtg.)		75,261	5,300,493
Manulife Financial Corp.		518,000	9,361,470
Metro, Inc. Class A (sub. vtg.)		68,570	2,964,262
National Bank of Canada		91,870	5,163,399
Northland Power, Inc.		53,898	1,974,679
Nutrien Ltd.		152,056	7,488,944
Onex Corp. (sub. vtg.)		21,258	1,125,780
Open Text Corp.		73,606	3,297,088
Pan American Silver Corp.		54,413	1,766,246
Parkland Corp.		38,830	1,165,128
Pembina Pipeline Corp.		147,374	3,879,264
Power Corp. of Canada (sub. vtg.)		149,012	3,469,081
Quebecor, Inc. Class B (sub. vtg.)		45,150	1,080,422
Restaurant Brands International, Inc.		62,209	3,588,298
Restaurant Brands International, Inc.		14,604	842,651
RioCan (REIT)		41,268	549,595
Ritchie Bros. Auctioneers, Inc.		28,074	1,657,766
Rogers Communications, Inc. Class B (non-vtg.)		93,659	4,226,832
Royal Bank of Canada		377,355	30,542,516
Saputo, Inc.		63,529	1,665,789
Shaw Communications, Inc. Class B		120,759	2,071,908
Shopify, Inc. Class A(b)		28,764	31,362,938
SSR Mining, Inc. (b)		56,677	996,363
Sun Life Financial, Inc.		156,762	7,245,071
Suncor Energy, Inc.		409,232	6,845,335
TC Energy Corp.		252,586	10,826,384
Teck Resources Ltd. Class B (sub. vtg.)		125,892	2,299,775
TELUS Corp.		119,671	2,469,691
The Toronto-Dominion Bank		478,664	27,123,358
Thomson Reuters Corp.		47,903	3,906,038
TMX Group Ltd.		14,930	1,440,052
Topicus.Com, Inc. (b)(d)		9,825	36,974
Toromont Industries Ltd.		23,675	1,589,257
Wheaton Precious Metals Corp.		118,868	4,882,070
WSP Global, Inc.		29,620	2,758,743
Yamana Gold, Inc.		246,655	1,151,539

TOTAL CANADA			419,268,699

Cayman Islands - 8.8%
3SBio, Inc. (b)(c)		325,000	303,066
51job, Inc. sponsored ADR (b)		6,707	441,723
AAC Technology Holdings, Inc.		188,500	1,024,767
Abu Dhabi Islamic Bank		467,063	637,051
Agile Property Holdings Ltd.		284,000	354,576
Airtac International Group		32,000	1,142,408
AK Medical Holdings Ltd. (c)		98,000	176,705
Alibaba Group Holding Ltd. sponsored ADR (b)		503,539	127,813,304
Anta Sports Products Ltd.		289,000	4,782,343
ASM Pacific Technology Ltd.		78,700	1,148,031
Autohome, Inc. ADR Class A (a)		16,747	1,846,022
Baidu.com, Inc. sponsored ADR (b)		72,630	17,069,503
Baozun, Inc. sponsored ADR (a)(b)		14,924	611,735
BeiGene Ltd. ADR (b)		12,044	3,854,080
Bilibili, Inc. ADR (a)(b)		31,446	3,581,385
Bosideng International Holdings Ltd.		836,000	370,921
Budweiser Brewing Co. APAC Ltd. (c)		445,500	1,496,827
Chailease Holding Co. Ltd.		347,476	1,922,772
China Aoyuan Group Ltd.		299,000	264,167
China Conch Venture Holdings Ltd.		459,500	2,189,859
China East Education Holdings Ltd. (c)		137,000	309,579
China Education Group Holdings Ltd.		177,000	372,115
China Evergrande Group		469,000	903,732
China Feihe Ltd. (c)		315,000	942,572
China Hongqiao Group Ltd.		417,000	368,420
China Huishan Dairy Holdings Co. Ltd. (d)		397,000	10,753
China Liansu Group Holdings Ltd.		276,000	459,214
China Literature Ltd. (b)(c)		77,400	738,735
China Medical System Holdings Ltd.		349,000	501,449
China Meidong Auto Holding Ltd.		140,000	471,286
China Mengniu Dairy Co. Ltd.		740,000	4,414,278
China Overseas Property Holdings Ltd.		330,000	204,301
China Resources Cement Holdings Ltd.		636,000	702,998
China Resources Land Ltd.		862,634	3,437,964
China State Construction International Holdings Ltd.		499,250	287,834
China Yuhua Education Corp. Ltd. (c)		294,000	257,853
CIFI Holdings Group Co. Ltd.		820,696	676,393
CK Asset Holdings Ltd.		716,716	3,600,566
CK Hutchison Holdings Ltd.		716,216	4,960,604
Country Garden Holdings Co. Ltd.		2,150,376	2,598,784
Country Garden Services Holdings Co. Ltd.		394,000	3,219,282
Dali Foods Group Co. Ltd. (c)		505,500	304,477
ENN Energy Holdings Ltd.		212,500	3,294,425
ESR Cayman Ltd. (b)(c)		470,200	1,679,881
GDS Holdings Ltd. ADR (a)(b)		23,892	2,474,256
Geely Automobile Holdings Ltd.		1,553,000	5,678,593
Genscript Biotech Corp.		264,000	337,097
Greentown China Holdings Ltd.		211,500	278,245
Greentown Service Group Co. Ltd.		368,000	415,310
GSX Techedu, Inc. ADR (a)(b)		19,960	2,096,000
Haidilao International Holding Ltd. (c)		205,000	1,727,888
Haitian International Holdings Ltd.		159,000	575,236
Hansoh Pharmaceutical Group Co. Ltd. (b)(c)		332,000	1,815,600
Hengan International Group Co. Ltd.		167,000	1,198,665
Huazhu Group Ltd. ADR		40,945	1,985,833
Hutchison China Meditech Ltd. sponsored ADR (b)		17,759	566,690
HUYA, Inc. ADR (a)(b)		17,322	448,467
Innovent Biologics, Inc. (b)(c)		263,000	3,005,424
iQIYI, Inc. ADR (a)(b)		73,038	1,595,880
JD Health International, Inc. (c)		57,150	1,124,830
JD.com, Inc. sponsored ADR (b)		230,380	20,432,402
Jinxin Fertility Group Ltd. (c)		332,000	670,573
JOYY, Inc. ADR		14,973	1,378,115
Kaisa Group Holdings Ltd.		592,000	274,115
KE Holdings, Inc. ADR (b)		24,729	1,461,484
Kingboard Chemical Holdings Ltd.		171,000	700,255
Kingboard Laminates Holdings Ltd.		274,000	443,164
Kingdee International Software Group Co. Ltd.		649,000	2,620,024
Kingsoft Cloud Holdings Ltd. ADR		13,823	694,882
Kingsoft Corp. Ltd.		221,000	1,710,251
Koolearn Technology Holding Ltd. (a)(b)(c)		59,000	208,506
KWG Property Holding Ltd.		314,500	418,617
Lee & Man Paper Manufacturing Ltd.		319,000	281,014
Legend Biotech Corp. ADR (b)		44	1,112
Li Ning Co. Ltd.		570,000	3,569,277
Logan Property Holdings Co. Ltd.		340,000	509,567
Longfor Properties Co. Ltd. (c)		484,500	2,740,183
Lufax Holding Ltd. ADR (a)(b)		44,190	704,389
Meituan Class B (b)		957,200	43,926,323
Melco Crown Entertainment Ltd. sponsored ADR		55,631	889,540
Microport Scientific Corp.		194,000	1,357,431
Minth Group Ltd.		212,000	972,057
Momo, Inc. ADR		38,351	586,003
NetEase, Inc. ADR		111,023	12,766,535
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		40,107	6,717,923
NIO, Inc. sponsored ADR (b)		340,995	19,436,715
Noah Holdings Ltd. sponsored ADR (b)		8,485	403,886
Pinduoduo, Inc. ADR (b)		101,149	16,761,401
Ping An Healthcare and Technology Co. Ltd. (b)(c)		133,800	1,662,739
Sands China Ltd.		680,800	2,708,887
Seazen Group Ltd.		536,000	491,531
Shenzhou International Group Holdings Ltd.		221,300	4,341,370
Shimao Property Holdings Ltd.		316,000	919,073
Silergy Corp.		20,000	1,867,124
SINA Corp. (b)		14,578	609,652
Sino Biopharmaceutical Ltd.		2,899,250	2,703,586
Smoore International Holdings Ltd. (b)(c)		127,000	1,257,182
SSY Group Ltd.		392,000	206,788
Sunac China Holdings Ltd.		702,000	2,621,210
Sunny Optical Technology Group Co. Ltd.		190,200	5,009,363
TAL Education Group ADR (b)		99,800	7,672,624
Tencent Holdings Ltd.		1,528,100	136,158,762
Tencent Music Entertainment Group ADR (b)		98,860	2,629,676
Tingyi (Cayman Islands) Holding Corp.		506,000	1,007,660
Tongcheng-Elong Holdings Ltd. (b)		215,600	385,971
Topsports International Holdings Ltd. (c)		317,000	515,165
Trip.com Group Ltd. ADR (b)		125,435	3,992,596
Uni-President China Holdings Ltd.		316,000	382,709
Vinda International Holdings Ltd.		90,000	304,131
Vipshop Holdings Ltd. ADR (b)		117,575	3,223,907
Want Want China Holdings Ltd.		1,283,000	923,373
Weibo Corp. sponsored ADR (a)(b)		13,971	636,798
WH Group Ltd. (c)		2,655,000	2,157,353
Wharf Real Estate Investment Co. Ltd.		457,000	2,425,505
Wuxi Biologics (Cayman), Inc. (b)(c)		813,500	11,390,566
Wynn Macau Ltd. (b)		398,800	633,698
Xiaomi Corp. Class B (b)(c)		3,811,200	14,233,640
Xinyi Glass Holdings Ltd.		502,000	1,217,244
Xinyi Solar Holdings Ltd.		1,092,281	2,394,967
XPeng, Inc. ADR (a)(b)		43,794	2,109,995
Yadea Group Holdings Ltd. (c)		266,000	693,026
Yihai International Holding Ltd.		128,000	2,108,226
Zai Lab Ltd. ADR (b)		18,379	2,941,927
Zhen Ding Technology Holding Ltd.		151,302	615,773
Zhenro Properties Group Ltd.		356,000	208,001
Zhongsheng Group Holdings Ltd. Class H		146,500	860,681
ZTO Express, Inc. sponsored ADR		108,466	3,588,055

TOTAL CAYMAN ISLANDS			603,519,032

Chile - 0.1%
Banco de Chile		11,684,985	1,191,064
Banco de Credito e Inversiones		13,595	569,843
Banco Santander Chile		17,119,431	866,677
Cencosud SA		364,280	632,177
Cencosud Shopping SA		129,577	187,344
Colbun SA (b)		2,002,302	345,248
Compania Cervecerias Unidas SA		39,601	324,435
CorpBanca SA		1	0
Empresas CMPC SA		291,680	779,999
Empresas COPEC SA		117,211	1,231,433
Enel Americas SA		8,807,226	1,324,542
Enel Chile SA		7,000,888	506,862
Falabella SA		191,084	654,144

TOTAL CHILE			8,613,768

China - 3.5%
A-Living Services Co. Ltd. (H Shares) (c)		116,000	506,446
Accelink Technologies Co. Ltd. (A Shares)		6,300	25,366
Addsino Co. Ltd. (A Shares)		25,100	96,999
AECC Aero-Engine Control Co. Ltd. (A Shares)		13,600	44,390
Agricultural Bank of China Ltd.:
(A Shares)		584,800	286,589
(H Shares)		7,896,000	2,851,553
Aier Eye Hospital Group Co. Ltd. (A Shares)		61,751	756,354
Air China Ltd.:
(A Shares)		73,200	81,994
(H Shares)		522,000	362,890
Aluminum Corp. of China Ltd.:
(A shares) (b)		287,700	143,229
(H Shares) (b)		844,000	256,006
Angel Yeast Co. Ltd. (A Shares)		15,200	124,457
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	257,389
(H Shares)		393,000	2,329,133
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		5,800	220,170
(B Shares)		44,002	661,172
Anhui Kouzi Distillery Co. Ltd. (A Shares)		9,500	94,486
Apeloa Pharmaceutical Co. Ltd. A Shares		14,000	49,028
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		4,300	196,331
Autobio Diagnostics Co. Ltd.		4,900	100,855
AVIC Aircraft Co. Ltd. (A Shares)		47,300	229,003
AVIC Aviation Engine Corp. PLC (A Shares)		36,200	335,601
AVIC Capital Co. Ltd. (A Shares)		141,000	90,158
AVIC Electromechanical Systems Co. Ltd. (A Shares)		63,800	113,054
AVIC Jonhon OptronicTechnology Co. Ltd.		18,000	194,625
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		19,700	235,563
AviChina Industry & Technology Co. Ltd. (H Shares)		662,000	496,078
Avicopter PLC (A Shares)		11,200	97,594
Bank Communications Co. Ltd.:
(A Shares)		730,700	507,008
(H Shares)		2,345,000	1,270,306
Bank of Beijing Co. Ltd. (A Shares)		322,116	237,036
Bank of Chengdu Co. Ltd. (A Shares)		64,200	104,074
Bank of China Ltd. (H Shares)		21,928,000	7,422,279
Bank of Hangzhou Co. Ltd. (A Shares)		102,780	235,054
Bank of Jiangsu Co. Ltd. (A Shares)		235,430	202,182
Bank of Nanjing Co. Ltd. (A Shares)		172,900	215,192
Bank of Ningbo Co. Ltd. (A Shares)		94,200	563,932
Bank of Shanghai Co. Ltd. (A Shares)		209,320	263,777
Baoshan Iron & Steel Co. Ltd. (A Shares)		296,700	302,805
BBMG Corp. (H Shares)		151,000	29,408
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)		6,900	48,607
Beijing Capital International Airport Co. Ltd. (H Shares)		470,000	362,506
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		68,900	99,367
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		6,100	26,041
Beijing Enlight Media Co. Ltd. (A Shares)		53,600	109,239
Beijing Kunlun Tech Co. Ltd. (A Shares)		21,100	78,718
Beijing New Building Materials PLC (A Shares)		29,300	233,160
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		39,300	296,535
Beijing Originwater Technology Co. Ltd. (A Shares)		57,100	64,227
Beijing Shiji Information Technology Co. Ltd. (A Shares)		15,900	82,744
Beijing Shunxin Agriculture Co. Ltd.		13,300	136,771
Beijing Sinnet Technology Co. Ltd. (A Shares)		27,600	70,420
Beijing Thunisoft Corp. Ltd. (A Shares)		7,700	23,479
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		21,720	130,095
Beijing Yanjing Brewery Co. Ltd. (A Shares)		48,000	48,988
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		61,100	51,236
Betta Pharmaceuticals Co. Ltd. (A Shares)		6,600	132,467
BGI Genomics Co. Ltd.		6,800	147,050
BOE Technology Group Co. Ltd. (A Shares)		541,800	520,917
By-Health Co. Ltd. (A Shares)		30,700	106,126
BYD Co. Ltd.:
(A Shares)		23,600	906,880
(H Shares) (a)		173,500	5,240,330
C&S Paper Co. Ltd. (A Shares)		12,700	46,352
Caitong Securities Co. Ltd.		65,900	112,367
Cansino Biologics, Inc. (H Shares) (b)(c)		20,400	664,103
CGN Power Co. Ltd. (H Shares) (c)		2,425,000	522,329
Chacha Food Co. Ltd. (A Shares)		9,000	87,245
Changchun High & New Technology Industry Group, Inc. (A Shares)		6,200	438,512
Changjiang Securities Co. Ltd. (A Shares)		101,100	121,583
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		3,700	123,271
Chaozhou Three-Circle Group Co. (A Shares)		28,000	170,193
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		8,800	55,666
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)		24,200	61,669
China Avionics Systems Co. Ltd. (A Shares)		30,000	85,504
China Bohai Bank Co. Ltd. (H Shares) (c)		757,000	409,097
China Cinda Asset Management Co. Ltd. (H Shares)		2,200,000	417,115
China CITIC Bank Corp. Ltd.:
(A Shares)		111,700	90,886
(H Shares)		2,040,000	905,117
China Communications Services Corp. Ltd. (H Shares)		590,000	264,057
China Construction Bank Corp. (H Shares)		25,817,000	19,554,281
China Eastern Airlines Corp. Ltd.:
(A Shares)		127,400	90,975
(H Shares)		28,000	11,268
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	204,524
(H Shares)		1,609,000	662,008
China Film Co. Ltd. (A Shares)		32,700	63,032
China Fortune Land Development Co. Ltd. (A Shares)		69,030	101,487
China Galaxy Securities Co. Ltd. (H Shares)		1,096,500	657,624
China Gezhouba Group Co. Ltd. (A Shares)		80,500	81,280
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	139,309
China Huarong Asset Management Co. Ltd. (c)		2,463,000	285,906
China International Capital Corp. Ltd. (H Shares) (b)(c)		341,200	893,349
China International Travel Service Corp. Ltd. (A Shares)		30,100	1,376,749
China Jushi Co. Ltd. (A Shares)		57,500	201,544
China Life Insurance Co. Ltd.		31,100	174,908
China Life Insurance Co. Ltd. (H Shares)		1,994,000	4,234,792
China Longyuan Power Grid Corp. Ltd. (H Shares)		859,000	1,258,600
China Merchants Bank Co. Ltd.:
(A Shares)		214,400	1,704,460
(H Shares)		1,150,251	8,834,675
China Merchants Energy Shipping Co. Ltd. (A Shares)		110,600	83,452
China Merchants Property Operation & Service Co. Ltd. (A Shares)		17,700	53,339
China Merchants Securities Co. Ltd. (A Shares)		117,130	470,871
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		107,700	198,050
China Minsheng Banking Corp. Ltd.:
(A Shares)		589,800	468,885
(H Shares)		1,671,800	957,378
China Molybdenum Co. Ltd.:
(A Shares)		278,300	262,378
(H Shares)		822,000	519,498
China National Accord Medicines Corp. Ltd. (A Shares)		3,900	23,299
China National Building Materials Co. Ltd. (H Shares)		995,000	1,192,216
China National Chemical Engineering Co. Ltd. (A Shares)		100,800	86,721
China National Medicines Corp. Ltd. (A Shares)		10,500	64,705
China National Nuclear Power Co. Ltd. (A Shares)		220,300	176,507
China National Software & Service Co. Ltd. (A Shares)		8,800	85,635
China Northern Rare Earth Group High-Tech Co. Ltd. (b)		62,800	173,908
China Oilfield Services Ltd. (H Shares)		458,000	507,429
China Pacific Insurance (Group) Co. Ltd.		60,500	326,513
China Pacific Insurance (Group) Co. Ltd. (H Shares)		792,600	3,281,522
China Petroleum & Chemical Corp.:
(A Shares)		332,700	204,452
(H Shares)		6,484,000	3,070,707
China Railway Group Ltd.:
(A Shares)		591,200	486,554
(H Shares)		467,000	212,622
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		20,500	79,126
China Shenhua Energy Co. Ltd.:
(A Shares)		42,300	114,507
(H Shares)		998,500	1,851,924
China Shipbuilding Industry Co. (A Shares) (b)		329,100	208,895
China South Publishing & Media Group Co. Ltd. (A Shares)		39,200	57,326
China Southern Airlines Ltd. (H Shares) (b)		614,000	342,904
China State Construction Engineering Corp. Ltd. (A Shares)		656,960	491,615
China Tower Corp. Ltd. (H Shares) (c)		12,294,000	1,775,937
China TransInfo Technology Co. Ltd. (A Shares)		23,000	63,693
China Vanke Co. Ltd.:
(A Shares)		112,000	484,225
(H Shares)		530,400	1,905,219
China Yangtze Power Co. Ltd. (A Shares)		342,100	1,047,416
China Zheshang Bank Co. Ltd.		64,200	39,353
Chongqing Brewery Co. Ltd. (A Shares)		8,800	183,947
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)		67,000	179,702
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		15,500	108,200
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		655,000	282,166
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		25,500	626,734
CITIC Securities Co. Ltd.:
(A Shares)		160,200	706,572
(H Shares)		611,000	1,344,425
Contemporary Amperex Technology Co. Ltd.		35,600	1,961,233
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		60,200	59,565
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		301,400	581,910
(H Shares) (b)		435,500	440,934
CSC Financial Co. Ltd. (A Shares)		44,600	277,963
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		12,000	66,368
Daqin Railway Co. Ltd. (A Shares)		223,000	220,996
DaShenLin Pharmaceutical Group Co. Ltd.		8,800	135,674
DHC Software Co. Ltd. (A Shares)		48,700	56,294
Dong E-E-Jiao Co. Ltd. (A Shares)		13,300	67,765
Dongfang Electric Corp. Ltd. (A Shares)		58,000	112,612
Dongfeng Motor Group Co. Ltd. (H Shares)		694,000	686,548
Dongxing Securities Co. Ltd. (A Shares)		57,200	99,490
East Group Co. Ltd. (A Shares)		34,400	35,804
East Money Information Co. Ltd. (A Shares)		134,200	734,913
Eve Energy Co. Ltd. (A shares)		29,224	484,206
Everbright Securities Co. Ltd. (A Shares)		61,900	158,415
Fangda Carbon New Material Co. Ltd. (A Shares)		75,600	89,035
FAW Jiefang Group Co. Ltd. (A Shares) (b)		35,000	59,243
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		20,100	62,729
Financial Street Holdings Co. Ltd. (A Shares)		68,700	64,556
First Capital Securities Co. Ltd. (A Shares)		70,800	88,889
Focus Media Information Technology Co. Ltd. (A Shares)		230,540	389,509
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		41,880	1,284,531
Founder Securities Co. Ltd. (A Shares) (b)		136,200	205,749
Foxconn Industrial Internet Co. Ltd. (A Shares)		96,596	214,750
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		3,200	122,867
Fujian Sunner Development Co. Ltd. A Shares		24,200	107,865
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		74,200	681,078
(H Shares) (c)		79,200	551,614
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		1,400	74,710
GCL System Integration Technology Co. Ltd. (b)		83,100	52,230
GEM Co. Ltd. (A Shares)		97,200	120,824
Gemdale Corp. (A Shares)		76,100	128,220
GF Securities Co. Ltd.:
(A Shares)		216,000	533,300
(H Shares)		193,400	282,869
Giant Network Group Co. Ltd. (A Shares)		32,700	87,909
Gigadevice Semiconductor Beijing, Inc. (A Shares)		7,560	214,059
GoerTek, Inc. (A Shares)		48,900	252,574
Great Wall Motor Co. Ltd.:
(A Shares)		44,600	290,869
(H Shares)		812,500	2,546,513
Greenland Holdings Corp. Ltd. (A Shares)		131,300	110,102
GRG Banking Equipment Co. Ltd. (A Shares)		26,300	36,907
Guangdong Haid Group Co. Ltd. (A Shares)		25,800	264,151
Guangdong Hongda Blasting Co. Ltd. (A Shares)		12,300	59,072
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		4,600	123,363
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares)		92,600	148,529
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		9,100	69,937
Guanghui Energy Co. Ltd. (A Shares) (b)		138,300	52,499
Guangzhou Automobile Group Co. Ltd.		76,100	124,313
Guangzhou Automobile Group Co. Ltd. (H Shares)		612,000	558,068
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		40,000	85,815
Guangzhou Baiyunshan Pharma Health (A Shares)		30,200	130,427
Guangzhou Haige Communications Group (A Shares)		36,400	52,609
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		8,200	199,612
Guangzhou R&F Properties Co. Ltd. (H Shares)		438,000	540,633
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		11,000	233,425
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		8,300	123,149
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		3,400	46,019
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		24,200	54,441
Guolian Securities Co. Ltd. (b)		23,900	60,682
Guosen Securities Co. Ltd. (A Shares)		62,400	123,873
Guotai Junan Securities Co. Ltd.:
(A Shares)		43,000	109,578
(H Shares) (c)		138,400	201,355
Guoxuan High Tech Co. Ltd. (A Shares) (b)		20,700	117,835
Guoyuan Securities Co. Ltd. (A Shares)		70,200	88,136
Haier Smart Home Co. Ltd. (b)		563,400	2,332,588
Haier Smart Home Co. Ltd. (A Shares)		100,200	496,499
Haitong Securities Co. Ltd.:
(A Shares)		114,700	218,774
(H Shares)		913,200	813,880
Hanergy Mobile Energy Holding (b)(d)		576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)		9,000	139,472
Hangzhou Robam Appliances Co. Ltd. (A Shares)		15,400	92,265
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		9,600	33,515
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		30,600	796,878
(H Shares) (b)(c)		10,200	224,437
Hebei Construction Group Corp. (H Shares)		117,500	49,102
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		12,900	90,111
Heilongjiang Agriculture Co. Ltd. (A Shares)		32,100	81,751
Henan Billions Chemicals Co. Ltd. (A Shares)		31,300	193,563
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		41,800	305,578
Hengli Petrochemical Co. Ltd. (A Shares)		95,400	572,897
Hengtong Optic-electric Co. Ltd. (A Shares)		35,700	68,370
Hengyi Petrochemical Co. Ltd. (A Shares)		57,630	116,466
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		8,300	153,391
Hongfa Technology Co. Ltd. (A Shares)		12,800	110,282
Huaan Securities Co. Ltd. (A Shares)		66,000	69,104
Huadian Power International Corp. Ltd. (H Shares)		136,000	34,731
Huadong Medicine Co. Ltd. (A Shares)		27,560	113,066
Hualan Biological Engineer, Inc. (A Shares)		30,450	217,867
Huaneng Power International, Inc.:
(A Shares)		38,400	24,912
(H Shares)		1,026,000	363,912
Huatai Securities Co. Ltd.:
(A Shares)		71,000	192,087
(H Shares) (c)		443,200	706,536
HUAXI Securities Co. Ltd.		51,000	80,296
Huaxia Bank Co. Ltd. (A Shares)		192,800	182,969
Huaxin Cement Co. Ltd. (A Shares)		21,900	66,813
Huayu Automotive Systems Co. Ltd. (A Shares)		47,531	221,026
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		62,700	38,726
Hunan Valin Steel Co. Ltd. (A Shares)		127,200	99,738
Hundsun Technologies, Inc. (A Shares)		17,680	267,163
iFlytek Co. Ltd. (A Shares)		37,400	272,016
Industrial & Commercial Bank of China Ltd.:
(A Shares)		423,500	335,361
(H Shares)		16,663,000	10,628,835
Industrial Bank Co. Ltd. (A Shares)		321,800	1,156,482
Industrial Securities Co. Ltd. (A Shares)		121,800	156,330
Ingenic Semiconductor Co. Ltd. (A Shares) (b)		5,200	55,092
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		95,300	655,324
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)		755,900	135,239
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		22,200	36,852
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		131,800	120,363
Inspur Electronic Information Industry Co. Ltd. (A Shares)		24,512	98,959
Intco Medical Technology Co. Ltd. (A Shares)		5,000	182,163
JA Solar Technology Co. Ltd. (A Shares) (b)		15,300	85,001
Jafron Biomedical Co. Ltd. (A Shares)		13,740	168,337
Jason Furniture Hangzhou Co. Ltd. (A Shares)		8,400	96,170
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		27,600	29,800
Jiangsu Expressway Co. Ltd. (H Shares)		290,000	336,633
Jiangsu Hengli Hydraulic Co. Ltd.		20,572	375,002
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		84,440	1,363,073
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		22,000	190,882
Jiangsu Shagang Co. Ltd. (A Shares)		36,200	54,854
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		23,500	745,865
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		6,000	134,137
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		17,200	74,336
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		67,800	81,642
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		61,500	100,463
Jiangxi Copper Co. Ltd.:
(A Shares)		30,000	87,931
(H Shares)		312,000	515,087
Jiangxi Ganfeng Lithium Co. Ltd.		16,300	303,798
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		45,700	123,284
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		43,300	103,808
Jinke Properties Group Co. Ltd. (A Shares)		90,900	98,286
Jinyu Bio-Technology Co. Ltd. (A Shares)		21,700	76,871
JiuGui Liquor Co. Ltd. (A Shares)		4,800	132,311
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		23,700	45,241
Jointown Pharmaceutical Group (A Shares) (b)		31,800	93,553
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		14,000	146,387
Joyoung Co. Ltd. (A Shares)		6,600	28,945
Juewei Food Co. Ltd.		10,300	144,475
Kingfa Sci & Tech Co. Ltd. (A Shares)		35,300	154,045
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)		32,200	114,618
Kweichow Moutai Co. Ltd. (A Shares)		19,200	6,321,132
Lakala Payment Co. Ltd. (A Shares)		9,200	41,078
Laobaixing Pharmacy Chain JSC (A Shares)		4,600	51,670
Legend Holdings Corp. rights (b)(d)		7,753	1,300
Lens Technology Co. Ltd. (A Shares)		65,200	338,794
Leo Group Co. Ltd. (A Shares)		116,000	56,847
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		29,800	124,712
Leyard Optoelectronic Co. Ltd. (A Shares)		58,000	56,938
Liaoning Chengda Co. Ltd. (A Shares)		28,500	99,630
Livzon Pharmaceutical Group, Inc. (A Shares)		5,400	29,849
LONGi Green Energy Technology Co. Ltd.		60,400	1,010,621
Luenmei Quantum Co. Ltd. (A Shares)		27,092	40,884
Luxshare Precision Industry Co. Ltd. (A Shares)		108,047	892,582
Luzhou Laojiao Co. Ltd. (A Shares)		22,900	918,102
Maccura Biotechnology Co. Ltd. (A Shares)		7,100	50,093
Mango Excellent Media Co. Ltd. (A Shares)		27,800	350,325
Maxscend Microelectronics Co. Ltd. (A Shares)		2,400	235,977
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)		57,564	127,079
Metallurgical Corp. China Ltd. (H Shares)		607,000	117,435
Muyuan Foodstuff Co. Ltd. (A Shares)		56,100	775,900
Nanji E-Commerce Co. Ltd. (A Shares)		40,800	62,015
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		11,570	57,600
Nanjing Securities Co. Ltd. (A Shares)		53,600	88,392
Nanyang Topsec Technologies Group, Inc. (b)		8,300	26,820
NARI Technology Co. Ltd. (A Shares)		74,200	339,616
NAURA Technology Group Co. Ltd.		7,700	240,065
NavInfo Co. Ltd. (A Shares)		35,200	82,144
New China Life Insurance Co. Ltd.		13,900	104,514
New China Life Insurance Co. Ltd. (H Shares)		252,400	942,441
Ningbo Joyson Electronic Corp. (A shares)		20,300	84,197
Ningbo Tuopu Group Co. Ltd. (A Shares)		13,600	92,250
Northeast Securities Co. Ltd. (A Shares)		57,700	79,534
O-film Tech Co. Ltd. (A Shares)		46,400	74,208
Oceanwide Holdings Co., Ltd. (A Shares)		92,900	42,347
Offcn Education Technology Co. A Shares		26,490	163,405
Offshore Oil Enginering Co. Ltd. (A Shares)		63,300	41,657
Oppein Home Group, Inc. (A Shares)		7,560	175,952
Orient Securities Co. Ltd. (A Shares)		106,100	167,707
Ovctek China, Inc. (A Shares)		11,300	193,626
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		79,100	23,997
People's Insurance Co. of China Group Ltd.:
(A Shares)		140,700	131,993
(H Shares)		1,940,000	598,020
Perfect World Co. Ltd. (A Shares)		31,950	135,599
PetroChina Co. Ltd.:
(A Shares)		229,600	146,095
(H Shares)		5,742,000	1,740,393
Pharmaron Beijing Co. Ltd. (H Shares) (c)		31,600	608,096
PICC Property & Casualty Co. Ltd. (H Shares)		1,980,933	1,446,114
Ping An Bank Co. Ltd. (A Shares)		300,700	1,080,186
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		189,492	2,331,302
(H Shares)		1,574,500	18,544,125
Poly Developments & Holdings (A Shares)		189,400	406,925
Poly Property Development Co. Ltd. (H Shares)		28,800	216,931
Postal Savings Bank of China Co. Ltd.		40,800	34,784
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		2,871,000	2,051,442
Power Construction Corp. of China Ltd. (A Shares)		255,300	150,136
Proya Cosmetics Co. Ltd. (A Shares)		3,600	104,173
Qianhe Condiment and Food Co. Ltd. (A Shares)		8,400	60,167
Qihoo 360 Technology Co. Ltd. (A Shares)		59,000	149,342
Qingdao Rural Commercial Bank Corp. (A Shares)		57,000	40,171
Risesun Real Estate Development Co. Ltd. (A Shares)		86,700	84,707
Rongsheng Petrochemical Co. Ltd. (A Shares)		89,100	474,073
SAIC Motor Corp. Ltd. (A Shares)		125,900	429,738
Sanan Optoelectronics Co. Ltd. (A Shares)		67,100	308,685
Sangfor Technologies, Inc.		5,800	268,265
Sanquan Food Co. Ltd. (A Shares)		9,900	44,358
Sany Heavy Industry Co. Ltd. (A Shares)		128,300	807,595
SDIC Capital Co. Ltd.		60,100	119,962
SDIC Power Holdings Co. Ltd. (A Shares)		122,300	165,344
Sealand Securities Co. Ltd. (A Shares)		114,180	91,838
Seazen Holdings Co. Ltd. (A Shares)		39,700	260,951
SF Holding Co. Ltd. (A Shares)		56,400	868,583
SG Micro Corp. (A Shares)		2,500	118,043
Shaanxi Coal Industry Co. Ltd. (A Shares)		125,800	198,650
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		24,010	82,925
Shandong Gold Mining Co. Ltd.:
(A Shares)		61,432	212,268
(H Shares) (c)		121,750	256,903
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		30,400	184,545
Shandong Linglong Tyre Co. Ltd. (A Shares)		18,800	125,650
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		237,000	122,782
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		8,100	47,533
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		14,700	109,774
Shandong Sun Paper Industry JSC Ltd. (A Shares)		41,600	102,386
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		704,000	1,316,609
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		7,400	137,345
Shanghai Baosight Software Co. Ltd. (A Shares)		14,000	145,015
Shanghai Construction Group Co. Ltd. (A Shares)		168,300	75,932
Shanghai Electric Group Co. Ltd. (A Shares) (b)		129,800	108,440
Shanghai Electric Power Co. Ltd. (A Shares)		57,900	61,163
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		27,900	197,365
(H Shares)		145,000	654,564
Shanghai International Airport Co. Ltd. (A Shares)		14,800	181,899
Shanghai International Port Group Co. Ltd. (A Shares)		139,800	95,915
Shanghai Jahwa United Co. Ltd. (A Shares)		13,900	85,678
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		12,600	101,757
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		8,900	26,294
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		294,071	235,257
Shanghai M&G Stationery, Inc. (A Shares)		15,700	229,818
Shanghai Oriental Pearl Media Co. Ltd.		60,590	82,197
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	228,709
(H Shares)		115,100	199,225
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		437,800	678,385
Shanghai Putailai New Energy Technology Co. Ltd.		7,189	111,060
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		84,800	95,384
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		33,400	54,352
Shanghai Zhangjiang High Ltd. (A Shares)		27,200	73,038
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		64,300	54,619
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		77,000	85,053
Shanxi Securities Co. Ltd. (A Shares)		59,350	72,021
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		13,500	786,382
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		88,270	66,191
Shenergy Co. Ltd. (A Shares)		100,900	80,215
Shengyi Technology Co. Ltd.		38,700	153,590
Shennan Circuits Co. Ltd. (A Shares)		7,500	125,246
Shenwan Hongyuan Group Co. Ltd. (A Shares)		354,900	258,400
Shenzhen Airport Co. Ltd. (A Shares)		22,300	27,165
Shenzhen Capchem Technology Co. Ltd. (A Shares)		6,000	77,383
Shenzhen Energy Group Co. Ltd. (A Shares)		69,720	67,792
Shenzhen Goodix Technology Co. Ltd. (A Shares)		7,200	156,249
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		19,300	55,818
Shenzhen Inovance Technology Co. Ltd. (A Shares)		27,100	401,161
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		24,200	77,859
Shenzhen Kangtai Biological Products Co. Ltd.		10,300	236,999
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		15,400	1,074,280
Shenzhen MTC Co. Ltd. (A Shares) (b)		55,100	57,177
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		141,000	144,340
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		19,900	108,234
Shenzhen SC New Energy Technology Corp. (A Shares)		4,700	97,499
Shenzhen Sunway Communication Co. Ltd. (A Shares)		13,500	67,461
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		19,900	75,727
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		29,800	55,124
Sichuan Chuantou Energy Co. Ltd. (A Shares)		88,136	150,144
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	88,615
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		65,700	216,181
Sichuan Swellfun Co. Ltd. (A Shares)		5,400	75,526
Sinolink Securities Co. Ltd. (A Shares)		49,100	108,699
Sinoma Science & Technology Co. Ltd. (A Shares)		22,600	88,814
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		111,300	59,392
Sinopharm Group Co. Ltd. (H Shares)		343,200	838,385
Sinotrans Ltd.		81,000	48,390
SKSHU Paint Co. Ltd. (A Shares)		3,600	82,980
Songcheng Performance Development Co. Ltd. (A Shares)		41,560	106,232
Soochow Securities Co. Ltd. (A Shares)		58,730	79,948
Southwest Securities Co. Ltd. (A Shares)		114,400	87,921
Spring Airlines Co. Ltd. (A Shares)		16,600	152,345
STO Express Co. Ltd.		15,400	21,778
Sungrow Power Supply Co. Ltd. (A Shares)		22,400	365,216
Suning.com Co. Ltd. (A Shares)		143,200	147,260
Sunshine City Group Co. Ltd. (A Shares)		73,800	69,578
Sunwoda Electronic Co. Ltd. (A Shares)		24,400	102,797
Suofeiya Home Collection Co. Ltd. (A Shares)		6,700	33,053
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		27,500	93,353
Suzhou Gold Mantis Consolidated Co. Ltd.		53,300	66,006
Tangshan Jidong Cement Co. Ltd. A Shares		25,900	54,679
TBEA Co. Ltd. (A Shares)		71,500	141,826
TCL Corp. (A Shares)		212,300	283,716
The Pacific Securities Co. Ltd. (A Shares) (b)		144,200	73,359
Thunder Software Technology Co. Ltd. (A Shares)		5,500	125,962
Tianfeng Securities Co. Ltd. (A Shares)		70,100	57,801
Tianjin 712 Communication & Broadcasting Co. Ltd.		9,800	63,151
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)		35,200	22,288
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		41,800	177,273
Tianma Microelectronics Co. Ltd. (A Shares)		41,400	103,311
Tianshui Huatian Technology Co. Ltd. (A Shares)		44,700	98,680
Toly Bread Co. Ltd.		9,800	85,060
TongFu Microelectronics Co. Ltd. (A Shares) (b)		21,400	91,390
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		44,000	76,531
Tongkun Group Co. Ltd. (A Shares)		31,200	112,612
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		91,600	32,634
Tongwei Co. Ltd. (A Shares)		65,600	469,464
Tongyu Heavy Industry Co. Ltd. (A Shares)		8,100	28,719
Topchoice Medical Corp. (b)		5,300	250,622
Transfar Zhilian Co. Ltd.		71,100	66,590
TravelSky Technology Ltd. (H Shares)		236,000	527,201
Tsingtao Brewery Co. Ltd.:
(A Shares)		32,300	446,177
(H Shares)		104,000	1,004,018
Unigroup Guoxin Microelectronics Co. Ltd.		10,100	189,909
Unisplendour Corp. Ltd. (A Shares)		46,620	149,265
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		22,700	58,553
Venustech Group, Inc. (A Shares)		8,700	44,815
Visionox Technology, Inc. (A Shares) (b)		10,700	15,831
Walvax Biotechnology Co. Ltd. (A Shares)		22,800	140,466
Wangfujing Group Co. Ltd. (d)		11,300	56,168
Wangsu Science & Technology Co. Ltd. (A Shares)		44,200	41,327
Wanhua Chemical Group Co. Ltd. (A Shares)		49,100	854,013
Weichai Power Co. Ltd.:
(A Shares)		88,600	291,393
(H Shares)		509,600	1,505,155
Weifu High-Technology Group Co. Ltd. (A Shares)		20,500	73,003
Weihai Guangwei Composites Co. Ltd. (A Shares)		8,200	113,182
Wens Foodstuffs Group Co. Ltd. (A Shares)		99,600	262,801
Western Securities Co. Ltd. (A Shares)		67,600	104,117
Will Semiconductor Ltd.		12,900	581,145
Wingtech Technology Co. Ltd. (A Shares)		18,000	295,102
Winning Health Technology Group Co. Ltd. (A Shares)		34,320	81,318
Wuchan Zhongda Group Co. Ltd.		106,200	70,549
Wuhan Guide Infrared Co. Ltd. (A Shares)		24,990	165,738
Wuhan Humanwell Hi-Tech Industry Co. Ltd.		19,800	83,972
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		33,800	169,953
Wuhu Token Science Co. Ltd. (A Shares)		24,600	28,857
Wuliangye Yibin Co. Ltd. (A Shares)		60,100	2,722,183
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		30,300	80,891
WuXi AppTec Co. Ltd.		33,040	855,023
WuXi AppTec Co. Ltd. (H Shares) (c)		76,600	1,827,750
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		15,100	210,252
Wuxi Taiji Industry Co. Ltd. (A Shares)		20,400	25,834
XCMG Construction Machinery Co. Ltd. (A Shares)		142,700	118,995
Xiamen C&D, Inc. (A Shares)		65,100	78,289
Xiamen Intretech, Inc.		4,900	52,661
Xiamen Tungsten Co. Ltd. (A Shares)		12,600	34,696
Xinhu Zhongbao Co. Ltd. (A Shares)		153,700	72,214
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		139,182	313,756
(H Shares)		147,852	308,547
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		8,000	94,640
Yantai Jereh Oilfield Services (A Shares)		19,800	132,426
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		90,400	122,216
(H Shares)		288,000	222,874
Yealink Network Technology Corp. Ltd.		12,600	157,291
Yifan Pharmaceutical Co. Ltd. (A Shares)		13,900	39,444
Yifeng Pharmacy Chain Co. Ltd.		9,780	154,435
Yintai Gold Co. Ltd. (A Shares)		43,540	54,122
Yonghui Superstores Co. Ltd. (A Shares)		150,700	159,896
Yonyou Network Technology Co. Ltd. (A Shares)		51,230	343,433
Youngor Group Co. Ltd. (A Shares)		97,993	108,242
YTO Express Group Co. Ltd. (A Shares)		38,900	69,052
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)		14,300	40,001
Yunda Holding Co. Ltd. (A Shares)		40,820	107,515
Yunnan Baiyao Group Co. Ltd. (A Shares)		21,100	436,493
Yunnan Energy New Material Co. Ltd.		12,700	260,747
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,998	464,378
Zhaojin Mining Industry Co. Ltd. (H Shares)		263,500	285,820
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		103,666	100,154
Zhejiang Chint Electric Co. Ltd. (A Shares)		38,700	222,708
Zhejiang Dahua Technology Co. Ltd. (A Shares)		48,900	185,474
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		6,000	108,467
Zhejiang Expressway Co. Ltd. (H Shares)		350,000	283,043
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		24,860	94,795
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)		16,800	258,805
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		20,000	124,896
Zhejiang Juhua Co. Ltd. (A Shares)		24,000	32,932
Zhejiang Longsheng Group Co. Ltd. (A Shares)		52,600	112,111
Zhejiang NHU Co. Ltd. (A Shares)		37,000	213,846
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		57,850	206,731
Zhejiang Semir Garment Co. Ltd. (A Shares)		22,600	30,273
Zhejiang Supor Cookware Co. Ltd.		8,500	105,262
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		18,600	61,462
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		11,500	166,388
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		32,200	69,833
Zheshang Securities Co. Ltd.		52,300	107,729
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		94,700	583,840
Zhongji Innolight Co. Ltd. (A Shares)		12,400	99,929
Zhongjin Gold Co. Ltd. (A Shares)		60,400	79,215
Zhongtian Financial Group Co. Ltd. (A Shares) (b)		119,697	50,279
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		18,500	77,451
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		138,000	694,161
Zijin Mining Group Co. Ltd. (H Shares)		1,968,000	2,193,083
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		387,600	750,145
ZTE Corp.:
(A Shares)		30,600	153,244
(H Shares)		249,480	711,122

TOTAL CHINA			239,726,338

Colombia - 0.0%
Bancolombia SA		66,081	566,566
Ecopetrol SA		1,261,976	717,794
Grupo de Inversiones Suramerica SA		57,602	366,367
Interconexion Electrica SA ESP		112,537	727,122

TOTAL COLOMBIA			2,377,849

Czech Republic - 0.0%
CEZ A/S		40,979	985,945
Komercni Banka A/S (b)		19,313	589,838
MONETA Money Bank A/S (b)(c)		130,952	445,735

TOTAL CZECH REPUBLIC			2,021,518

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A		834	1,585,370
Series B		1,633	3,354,456
Ambu A/S Series B		43,799	2,076,104
Carlsberg A/S Series B		27,378	4,021,420
Christian Hansen Holding A/S (b)		28,005	2,543,417
Coloplast A/S Series B		31,265	4,680,108
Danske Bank A/S		182,920	3,141,391
DSV Panalpina A/S		55,195	8,642,287
Genmab A/S (b)		17,473	6,985,094
GN Store Nord A/S		35,095	2,691,422
H Lundbeck A/S		18,347	656,212
Novo Nordisk A/S Series B		458,365	31,933,478
Novozymes A/S Series B		55,111	3,320,005
ORSTED A/S (c)		50,302	9,578,441
Pandora A/S		26,785	2,592,576
Rockwool International A/S Series B		2,381	902,112
Tryg A/S		41,645	1,300,599
Vestas Wind Systems A/S		52,370	11,244,768
William Demant Holding A/S (b)		28,145	1,014,003

TOTAL DENMARK			102,263,263

Egypt - 0.0%
Commercial International Bank SAE		284,729	1,144,534
Commercial International Bank SAE sponsored GDR		120,118	474,466
Eastern Tobacco Co.		258,218	241,617
Elsewedy Electric Co.		194,836	129,229

TOTAL EGYPT			1,989,846

Finland - 0.8%
Elisa Corp. (A Shares)		36,839	2,194,169
Fortum Corp.		119,288	2,893,068
Kesko Oyj		74,264	1,928,634
Kone OYJ (B Shares)		90,729	7,147,963
Neste Oyj		112,477	7,955,014
Nokia Corp. (b)		1,511,582	7,271,484
Nordea Bank ABP (Stockholm Stock Exchange)		866,788	7,025,069
Orion Oyj (B Shares)		30,617	1,405,955
Sampo Oyj (A Shares)		123,658	5,204,260
Stora Enso Oyj (R Shares)		158,325	2,882,030
UPM-Kymmene Corp.		142,499	5,099,696
Wartsila Corp.		125,632	1,235,847

TOTAL FINLAND			52,243,189

France - 6.0%
Accor SA (b)		47,061	1,589,396
Aeroports de Paris SA		7,649	881,832
Air Liquide SA		117,813	19,267,967
Alstom SA (b)		66,040	3,580,665
Amundi SA (c)		16,606	1,237,346
Arkema SA		17,733	1,969,069
Atos Origin SA (b)		25,570	1,969,814
AXA SA		513,301	11,371,860
bioMerieux SA		10,670	1,650,944
BNP Paribas SA (b)		299,245	14,350,500
Bollore SA		224,665	912,261
Bouygues SA		62,051	2,441,291
Bureau Veritas SA		79,807	2,100,672
Capgemini SA		42,689	6,190,726
Carrefour SA		164,243	2,788,446
CNP Assurances		45,148	685,963
Compagnie de St. Gobain (b)		136,823	6,801,642
Compagnie Generale des Etablissements Michelin SCA Series B		44,813	6,175,569
Covivio		15,323	1,261,686
Credit Agricole SA (b)		304,619	3,467,508
Danone SA		164,266	10,923,470
Dassault Aviation SA (b)		634	663,599
Dassault Systemes SA		34,550	6,907,663
Edenred SA		65,061	3,534,805
EDF SA (b)		5,248	65,470
EDF SA		166,307	2,074,729
Eiffage SA (b)		23,056	2,096,792
ENGIE (b)		489,188	7,610,645
Essilor International SA		75,537	10,725,147
Eurazeo SA (b)		9,941	697,293
Faurecia SA (b)		21,337	1,122,484
Gecina SA		11,800	1,684,019
Getlink SE (b)		126,374	1,950,754
Hermes International SCA		8,283	8,469,676
Iliad SA		3,805	704,870
Ipsen SA		9,662	844,809
Kering SA		20,107	13,215,500
Klepierre SA (a)		50,117	1,208,483
L'Oreal SA		62,007	21,814,083
L'Oreal SA (b)		4,395	1,546,162
La Francaise des Jeux SAEM (c)		21,805	938,059
Legrand SA		70,718	6,513,725
LVMH Moet Hennessy Louis Vuitton SE		73,529	44,455,302
Natixis SA (b)		246,777	935,264
Orange SA		534,960	6,278,521
Orpea (b)		13,961	1,933,125
Pernod Ricard SA		56,142	10,608,016
Publicis Groupe SA		58,557	3,038,605
Remy Cointreau SA		5,844	1,085,783
Renault SA		49,873	2,132,844
Safran SA (b)		85,519	10,750,397
Sanofi SA		301,071	28,315,218
Sartorius Stedim Biotech		7,292	3,052,976
Schneider Electric SA		142,308	20,828,313
SCOR SE		43,654	1,329,705
SEB SA		5,765	1,097,691
Societe Generale Series A		215,889	4,024,820
Sodexo SA		21,852	1,948,049
Sodexo SA (b)		2,224	198,264
SR Teleperformance SA		15,664	5,136,245
Suez Environnement SA		91,789	1,888,070
Thales SA		29,566	2,661,565
Total SA		668,966	28,195,865
Ubisoft Entertainment SA (b)		24,310	2,430,915
Valeo SA		59,166	2,214,340
Veolia Environnement SA		144,568	3,870,217
VINCI SA		138,344	12,828,388
Vivendi SA		219,311	6,738,788
Wendel SA		6,803	785,950
Worldline SA (b)(c)		63,780	5,422,659

TOTAL FRANCE			410,193,289

Germany - 5.2%
adidas AG		50,753	16,136,921
Allianz SE		110,817	25,083,577
BASF AG		244,566	18,901,597
Bayer AG		261,869	15,849,070
Bayerische Motoren Werke AG (BMW)		87,809	7,460,308
Bechtle AG		7,303	1,551,833
Beiersdorf AG		26,603	2,903,855
Brenntag AG		41,028	3,223,374
Carl Zeiss Meditec AG		10,845	1,697,763
Commerzbank AG		274,088	1,822,755
Continental AG		29,017	4,061,047
Covestro AG (c)		48,998	3,339,359
Daimler AG (Germany)		228,889	16,143,890
Delivery Hero AG (b)(c)		34,543	5,260,917
Deutsche Bank AG (b)		526,341	5,345,624
Deutsche Borse AG		50,875	8,186,639
Deutsche Lufthansa AG (a)(b)		76,030	982,174
Deutsche Post AG		262,650	12,973,623
Deutsche Telekom AG		886,579	15,765,649
Deutsche Wohnen AG (Bearer)		90,169	4,473,277
E.ON AG		590,157	6,243,002
Evonik Industries AG		53,988	1,780,756
Fresenius Medical Care AG & Co. KGaA		56,141	4,541,746
Fresenius SE & Co. KGaA		110,408	4,926,652
GEA Group AG		39,570	1,370,496
Hannover Reuck SE		15,916	2,472,302
HeidelbergCement AG		40,011	2,962,847
HelloFresh AG (b)		39,056	3,308,269
Henkel AG & Co. KGaA		25,888	2,425,345
Hochtief AG		6,397	595,816
Infineon Technologies AG		346,729	13,891,213
KION Group AG		18,590	1,609,874
Knorr-Bremse AG		19,301	2,557,293
Lanxess AG		21,473	1,619,800
LEG Immobilien AG		18,435	2,648,820
Merck KGaA		34,486	5,762,812
MTU Aero Engines Holdings AG		14,130	3,292,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		37,467	9,948,415
Nemetschek Se		14,863	1,049,753
Puma AG		26,241	2,572,420
Rational AG		1,392	1,340,429
RWE AG		172,240	7,411,915
SAP SE		277,172	35,169,821
Scout24 AG (c)		30,517	2,362,763
Siemens AG		202,996	31,517,481
Siemens Healthineers AG (c)		71,167	3,996,959
Symrise AG		33,911	4,226,382
TeamViewer AG (b)(c)		40,598	2,104,224
Telefonica Deutschland Holding AG		264,898	726,837
Uniper SE		55,780	1,956,294
United Internet AG		27,200	1,183,357
Volkswagen AG		9,174	1,942,727
Vonovia SE		139,814	9,355,674
Zalando SE (b)(c)		40,262	4,628,014

TOTAL GERMANY			354,666,073

Greece - 0.0%
Ff Group (b)(d)		5,453	7,941
Hellenic Telecommunications Organization SA		61,014	888,522
Jumbo SA		27,837	437,472
OPAP SA		52,481	644,526

TOTAL GREECE			1,978,461

Hong Kong - 1.9%
AIA Group Ltd.		3,212,000	38,726,297
Bank of East Asia Ltd.		340,227	738,093
Beijing Enterprises Holdings Ltd.		125,500	411,144
BOC Hong Kong (Holdings) Ltd.		974,000	2,914,494
BYD Electronic International Co. Ltd.		173,500	1,201,683
China Everbright International Ltd.		933,481	526,142
China Everbright Ltd.		230,000	296,353
China Jinmao Holdings Group Ltd.		1,388,000	546,016
China Merchants Holdings International Co. Ltd.		363,123	506,754
China Overseas Land and Investment Ltd.		1,054,000	2,376,283
China Power International Development Ltd.		1,032,000	231,604
China Resources Beer Holdings Co. Ltd.		391,162	3,455,918
China Resources Pharmaceutical Group Ltd. (c)		445,000	234,173
China Resources Power Holdings Co. Ltd.		480,523	508,831
China Taiping Insurance Group Ltd.		410,577	727,608
China Traditional Chinese Medicine Holdings Co. Ltd. (d)		714,000	395,989
CITIC Pacific Ltd.		1,672,000	1,306,848
CLP Holdings Ltd.		440,000	4,129,211
CSPC Pharmaceutical Group Ltd.		2,512,640	2,566,680
Far East Horizon Ltd.		488,000	503,531
Fosun International Ltd.		652,000	992,306
Galaxy Entertainment Group Ltd.		577,000	4,375,920
Guangdong Investment Ltd.		824,000	1,447,507
Hang Lung Properties Ltd.		511,000	1,364,292
Hang Seng Bank Ltd.		202,800	3,669,795
Henderson Land Development Co. Ltd.		365,625	1,495,398
Hong Kong & China Gas Co. Ltd.		2,855,929	4,101,785
Hong Kong Exchanges and Clearing Ltd.		319,714	20,510,849
Hua Hong Semiconductor Ltd. (b)(c)		120,000	723,568
Lenovo Group Ltd.		1,952,000	2,298,618
Link (REIT)		573,886	5,011,070
MTR Corp. Ltd.		417,883	2,433,485
New World Development Co. Ltd.		396,588	1,844,001
PCCW Ltd.		1,037,769	578,230
Power Assets Holdings Ltd.		354,500	1,888,350
Shenzhen Investment Ltd.		831,899	275,753
Sino Land Ltd.		828,719	1,154,376
Sinotruk Hong Kong Ltd.		172,500	538,419
SJM Holdings Ltd.		517,000	556,126
Sun Art Retail Group Ltd.		587,500	609,986
Sun Hung Kai Properties Ltd.		344,281	4,702,955
Swire Pacific Ltd. (A Shares)		128,000	801,522
Swire Properties Ltd.		296,000	860,903
Techtronic Industries Co. Ltd.		361,500	5,445,871
Wharf Holdings Ltd.		388,000	857,746
Yuexiu Property Co. Ltd.		1,640,000	321,517

TOTAL HONG KONG			131,164,000

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)		103,642	782,019
OTP Bank PLC (b)		61,053	2,801,363
Richter Gedeon PLC		36,184	1,023,834

TOTAL HUNGARY			4,607,216

India - 2.7%
ACC Ltd.		18,053	397,396
Adani Green Energy Ltd. (b)		100,252	1,382,696
Adani Ports & Special Economic Zone Ltd.		128,188	896,753
Ambuja Cements Ltd.		186,541	623,041
Apollo Hospitals Enterprise Ltd.		23,088	811,613
Asian Paints Ltd.		104,022	3,436,966
Aurobindo Pharma Ltd.		76,094	945,431
Avenue Supermarts Ltd. (b)(c)		46,192	1,681,006
Axis Bank Ltd. (b)		601,563	5,473,183
Bajaj Auto Ltd.		17,978	988,420
Bajaj Finance Ltd.		71,789	4,664,955
Bajaj Finserv Ltd.		9,689	1,159,961
Balkrishna Industries Ltd.		21,841	476,134
Bandhan Bank Ltd. (b)(c)		188,324	799,847
Berger Paints India Ltd.		57,903	561,745
Bharat Forge Ltd.		59,479	476,583
Bharat Petroleum Corp. Ltd.		169,073	890,151
Bharti Airtel Ltd.		349,817	2,657,956
Biocon Ltd. (b)		106,107	541,457
Britannia Industries Ltd.		27,115	1,302,942
Cipla Ltd.		113,936	1,291,514
Coal India Ltd.		309,649	535,065
Colgate-Palmolive Ltd.		29,691	653,357
Container Corp. of India Ltd.		68,515	407,648
Dabur India Ltd.		140,991	995,703
Divi's Laboratories Ltd.		33,927	1,569,159
DLF Ltd.		152,026	533,009
Dr. Reddy's Laboratories Ltd.		30,203	1,894,899
Eicher Motors Ltd.		34,966	1,317,008
GAIL India Ltd.		402,616	692,393
Godrej Consumer Products Ltd.		103,682	1,059,660
Grasim Industries Ltd.		74,907	1,085,308
Havells India Ltd.		60,211	863,374
HCL Technologies Ltd.		294,692	3,696,795
HDFC Asset Management Co. Ltd. (c)		18,910	746,576
HDFC Standard Life Insurance Co. Ltd. (b)(c)		185,360	1,724,744
Hero Motocorp Ltd.		30,396	1,358,371
Hindalco Industries Ltd.		400,441	1,243,752
Hindustan Petroleum Corp. Ltd.		172,543	517,676
Hindustan Unilever Ltd.		217,946	6,772,000
Housing Development Finance Corp. Ltd.		457,384	14,926,814
ICICI Bank Ltd. (b)		1,376,119	10,185,499
ICICI Lombard General Insurance Co. Ltd. (b)(c)		54,756	988,629
ICICI Prudential Life Insurance Co. Ltd. (b)(c)		86,845	573,325
Indian Oil Corp. Ltd.		468,719	599,891
Indraprastha Gas Ltd.		77,838	551,041
Indus Towers Ltd.		85,040	270,200
Info Edge India Ltd.		18,078	1,082,794
Infosys Ltd.		759,148	12,881,188
Infosys Ltd. sponsored ADR		153,265	2,587,113
InterGlobe Aviation Ltd. (b)(c)		24,480	520,024
Ipca Laboratories Ltd.		17,928	455,717
ITC Ltd.		767,113	2,139,936
JSW Steel Ltd.		215,157	1,083,315
Jubilant Foodworks Ltd.		19,885	706,905
Kotak Mahindra Bank Ltd. (b)		147,251	3,461,894
Larsen & Toubro Infotech Ltd. (c)		13,339	725,699
Larsen & Toubro Ltd.		187,316	3,431,384
Lupin Ltd. (b)		56,992	788,157
Mahindra & Mahindra Ltd.		222,649	2,290,663
Marico Ltd.		124,493	710,119
Maruti Suzuki India Ltd.		36,619	3,622,019
Motherson Sumi Systems Ltd.		319,727	636,075
MRF Ltd.		475	548,076
Muthoot Finance Ltd.		30,561	463,847
Nestle India Ltd.		9,327	2,183,895
NTPC Ltd.		1,290,448	1,575,423
Oil & Natural Gas Corp. Ltd.		640,746	776,529
Page Industries Ltd.		1,373	512,117
Petronet LNG Ltd.		186,509	606,679
PI Industries Ltd.		21,036	582,835
Pidilite Industries Ltd.		48,277	1,106,707
Piramal Enterprises Ltd.		23,343	420,164
Power Grid Corp. of India Ltd.		528,874	1,338,880
Rec Ltd.		219,038	398,333
Reliance Industries Ltd.		760,725	19,231,642
SBI Life Insurance Co. Ltd. (b)(c)		105,641	1,253,381
Shree Cement Ltd.		2,662	832,043
Shriram Transport Finance Co. Ltd.		48,894	866,583
Siemens India Ltd.		19,084	415,534
State Bank of India (b)		465,016	1,800,453
Sun Pharmaceutical Industries Ltd.		221,919	1,785,464
Tata Consultancy Services Ltd.		250,643	10,703,240
Tata Consumer Products Ltd. (b)		152,097	1,168,596
Tata Motors Ltd. (b)		470,593	1,684,644
Tata Steel Ltd.		200,198	1,651,372
Tech Mahindra Ltd.		172,933	2,281,880
Titan Co. Ltd.		98,992	1,929,705
Torrent Pharmaceuticals Ltd.		13,013	465,823
Trent Ltd.		46,043	392,781
Ultratech Cemco Ltd.		30,281	2,214,033
United Spirits Ltd. (b)		74,021	587,921
UPL Ltd.		126,565	973,904
Vedanta Ltd.		472,867	1,046,525
Wipro Ltd.		315,195	1,807,719
Yes Bank Ltd. (b)		2,539,820	549,028
Zee Entertainment Enterprises Ltd.		222,197	670,921

TOTAL INDIA			189,171,325

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk		1,780,200	197,941
PT Adaro Energy Tbk		3,673,300	314,181
PT Astra International Tbk		5,820,000	2,530,435
PT Bank Central Asia Tbk		2,602,500	6,269,743
PT Bank Mandiri (Persero) Tbk		5,040,600	2,358,249
PT Bank Negara Indonesia (Persero) Tbk		1,902,400	752,553
PT Bank Rakyat Indonesia Tbk		14,701,100	4,379,943
PT Barito Pacific Tbk (b)		7,240,700	456,737
PT Charoen Pokphand Indonesia Tbk		1,875,400	768,607
PT Gudang Garam Tbk (b)		123,000	330,732
PT Indah Kiat Pulp & Paper Tbk		700,800	644,356
PT Indocement Tunggal Prakarsa Tbk		376,100	358,542
PT Indofood CBP Sukses Makmur Tbk		585,800	379,956
PT Indofood Sukses Makmur Tbk		1,113,800	480,292
PT Kalbe Farma Tbk		5,436,900	567,716
PT Merdeka Copper Gold Tbk (b)		2,347,300	426,630
PT Perusahaan Gas Negara Tbk Series B		2,911,400	279,104
PT Sarana Menara Nusantara Tbk		5,515,500	377,397
PT Semen Gresik (Persero) Tbk		756,100	571,252
PT Surya Citra Media Tbk (b)		4	1
PT Telekomunikasi Indonesia Tbk Series B		13,382,300	2,966,426
PT Unilever Indonesia Tbk		1,980,600	977,595
PT United Tractors Tbk		425,500	692,992

TOTAL INDONESIA			27,081,380

Ireland - 0.5%
CRH PLC		177,238	7,272,932
CRH PLC sponsored ADR		32,985	1,357,003
DCC PLC (United Kingdom)		26,485	2,001,669
Flutter Entertainment PLC		15,786	2,946,977
Flutter Entertainment PLC (Ireland)		27,934	5,215,408
James Hardie Industries PLC CDI (b)		117,586	3,306,137
Kerry Group PLC Class A		41,622	5,652,111
Kingspan Group PLC (Ireland) (b)		40,767	2,770,476
Smurfit Kappa Group PLC		63,714	3,068,063

TOTAL IRELAND			33,590,776

Isle of Man - 0.0%
Entain PLC (b)		155,889	2,650,668
NEPI Rockcastle PLC		101,491	610,909

TOTAL ISLE OF MAN			3,261,577

Israel - 0.4%
Azrieli Group		10,733	660,241
Bank Hapoalim BM (Reg.) (b)		291,686	2,078,554
Bank Leumi le-Israel BM		396,969	2,478,223
Check Point Software Technologies Ltd. (b)		29,382	3,753,257
CyberArk Software Ltd. (b)		10,918	1,749,610
Elbit Systems Ltd. (Israel)		6,677	929,239
Icl Group Ltd.		178,955	962,420
Israel Discount Bank Ltd. (Class A)		324,413	1,271,472
Mizrahi Tefahot Bank Ltd.		35,862	844,088
NICE Systems Ltd. (b)		12,711	3,290,247
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)		290,175	3,418,262
Wix.com Ltd. (b)		14,586	3,603,471

TOTAL ISRAEL			25,039,084

Italy - 1.1%
Amplifon SpA		33,750	1,340,533
Assicurazioni Generali SpA		284,422	4,863,309
Atlantia SpA (b)		130,663	2,078,009
Davide Campari Milano NV		147,858	1,592,648
DiaSorin S.p.A.		6,700	1,468,420
Enel SpA		2,153,164	21,355,065
Eni SpA		666,949	6,736,701
FinecoBank SpA		161,929	2,530,053
Infrastrutture Wireless Italiane SpA (c)		90,922	978,150
Intesa Sanpaolo SpA		4,384,197	9,558,022
Mediobanca SpA (b)		160,582	1,435,054
Moncler SpA		51,888	2,934,970
Nexi SpA (b)(c)		113,775	2,022,750
Poste Italiane SpA (c)		134,082	1,314,088
Prysmian SpA		62,541	2,021,886
Recordati SpA		26,795	1,389,129
Snam Rete Gas SpA		517,709	2,719,134
Telecom Italia SpA		2,070,876	886,719
Telecom Italia SpA (Risparmio Shares)		1,601,736	760,021
Terna SpA		363,955	2,647,415
UniCredit SpA		558,824	5,124,862

TOTAL ITALY			75,756,938

Japan - 15.3%
ABC-MART, Inc.		8,500	482,839
ACOM Co. Ltd.		101,100	443,993
Advantest Corp.		52,640	4,166,171
AEON Co. Ltd.		172,800	5,404,485
AEON MALL Co. Ltd.		26,170	422,738
AGC, Inc.		54,100	1,874,868
Air Water, Inc.		46,500	751,582
Aisin Seiki Co. Ltd.		41,700	1,275,942
Ajinomoto Co., Inc.		125,600	2,965,381
Alfresa Holdings Corp.		47,800	951,482
Amada Co. Ltd.		84,200	944,532
Ana Holdings, Inc. (b)		41,000	868,967
Asahi Group Holdings		121,000	4,865,645
ASAHI INTECC Co. Ltd.		54,000	1,773,450
Asahi Kasei Corp.		335,100	3,725,466
Astellas Pharma, Inc.		495,200	8,038,104
Azbil Corp.		34,200	1,743,549
Bandai Namco Holdings, Inc.		52,700	4,498,455
Bank of Kyoto Ltd.		14,500	759,989
Bridgestone Corp.		142,100	5,247,437
Brother Industries Ltd.		57,400	1,274,642
Calbee, Inc.		22,100	653,010
Canon, Inc.		264,200	5,844,502
Capcom Co. Ltd.		23,600	1,484,787
Casio Computer Co. Ltd.		49,700	877,798
Central Japan Railway Co.		38,100	5,455,623
Chiba Bank Ltd.		134,300	729,550
Chubu Electric Power Co., Inc.		181,400	2,219,334
Chugai Pharmaceutical Co. Ltd.		178,900	9,345,943
Chugoku Electric Power Co., Inc.		72,900	897,113
Coca-Cola West Co. Ltd.		31,600	478,171
Concordia Financial Group Ltd.		264,600	957,405
Cosmos Pharmaceutical Corp.		5,200	793,317
CyberAgent, Inc.		26,000	1,630,818
Dai Nippon Printing Co. Ltd.		62,300	1,070,600
Dai-ichi Mutual Life Insurance Co.		284,900	4,313,823
Daifuku Co. Ltd.		26,800	3,052,403
Daiichi Sankyo Kabushiki Kaisha		452,700	14,543,277
Daikin Industries Ltd.		66,300	13,998,082
Daito Trust Construction Co. Ltd.		16,800	1,746,642
Daiwa House Industry Co. Ltd.		149,900	4,242,480
Daiwa House REIT Investment Corp.		510	1,369,641
Daiwa Securities Group, Inc.		408,800	1,940,478
DENSO Corp.		116,100	6,436,514
Dentsu Group, Inc.		55,100	1,743,821
Disco Corp.		7,700	2,503,079
East Japan Railway Co.		80,000	5,276,971
Eisai Co. Ltd.		67,400	4,918,022
ENEOS Holdings, Inc.		828,400	3,350,929
FANUC Corp.		51,000	13,314,532
Fast Retailing Co. Ltd.		15,500	13,291,422
Fuji Electric Co. Ltd.		32,300	1,284,352
Fujifilm Holdings Corp.		96,500	5,515,733
Fujitsu Ltd.		52,200	7,965,715
Fukuoka Financial Group, Inc.		44,200	790,363
GLP J-REIT		1,174	1,880,731
GMO Payment Gateway, Inc.		11,000	1,571,054
Hakuhodo DY Holdings, Inc.		59,500	860,022
Hamamatsu Photonics K.K.		39,400	2,283,240
Hankyu Hanshin Holdings, Inc.		59,200	1,907,490
Harmonic Drive Systems, Inc.		10,600	792,382
Hikari Tsushin, Inc.		5,400	1,132,636
Hino Motors Ltd.		72,300	621,913
Hirose Electric Co. Ltd.		8,383	1,313,333
Hisamitsu Pharmaceutical Co., Inc.		13,200	788,887
Hitachi Construction Machinery Co. Ltd.		27,200	789,422
Hitachi Ltd.		258,100	10,610,326
Hitachi Metals Ltd.		54,300	865,213
Honda Motor Co. Ltd.		435,400	11,497,480
Hoshizaki Corp.		13,000	1,149,267
Hoya Corp.		100,100	12,800,988
Hulic Co. Ltd.		76,600	865,859
Ibiden Co. Ltd.		28,700	1,331,634
Idemitsu Kosan Co. Ltd.		49,193	1,152,510
Iida Group Holdings Co. Ltd.		37,500	825,934
INPEX Corp.		283,200	1,635,744
Isuzu Motors Ltd.		141,800	1,353,764
ITO EN Ltd.		13,600	847,850
Itochu Corp.		356,900	10,213,449
ITOCHU Techno-Solutions Corp.		24,400	859,573
Japan Airlines Co. Ltd. (b)		40,000	711,442
Japan Airport Terminal Co. Ltd.		13,000	682,610
Japan Exchange Group, Inc.		134,400	3,137,219
Japan Post Bank Co. Ltd.		103,700	894,981
Japan Post Holdings Co. Ltd.		411,600	3,268,987
Japan Post Insurance Co. Ltd.		61,400	1,203,439
Japan Real Estate Investment Corp.		395	2,402,167
Japan Retail Fund Investment Corp.		668	1,262,724
Japan Tobacco, Inc.		316,000	6,267,507
JFE Holdings, Inc. (b)		127,260	1,104,390
JSR Corp.		56,700	1,729,500
Kajima Corp.		115,500	1,544,852
Kakaku.com, Inc.		34,400	995,102
Kansai Electric Power Co., Inc.		202,200	1,978,662
Kansai Paint Co. Ltd.		44,800	1,319,471
Kao Corp.		129,930	9,423,631
KDDI Corp.		429,400	12,621,239
Keihan Electric Railway Co., Ltd.		24,800	1,128,188
Keikyu Corp.		56,000	896,043
Keio Corp.		27,600	2,015,753
Keisei Electric Railway Co.		32,900	1,113,471
Keyence Corp.		48,440	25,962,305
Kikkoman Corp.		38,930	2,742,884
Kintetsu Group Holdings Co. Ltd.		47,800	2,003,361
Kirin Holdings Co. Ltd.		220,100	4,719,505
Kobayashi Pharmaceutical Co. Ltd.		12,700	1,428,288
Kobe Bussan Co. Ltd.		31,400	871,148
Koito Manufacturing Co. Ltd.		26,900	1,728,359
Komatsu Ltd.		230,400	6,312,846
Konami Holdings Corp.		25,000	1,527,519
Kose Corp.		8,600	1,381,813
Kubota Corp.		272,700	5,985,367
Kuraray Co. Ltd.		81,100	867,173
Kurita Water Industries Ltd.		27,500	1,114,492
Kyocera Corp.		84,900	5,429,807
Kyowa Hakko Kirin Co., Ltd.		75,600	2,237,434
Kyushu Electric Power Co., Inc.		95,900	887,175
Kyushu Railway Co.		38,000	796,315
Lasertec Corp.		20,200	2,709,533
Lawson, Inc.		13,100	635,333
Lion Corp.		57,700	1,320,415
LIXIL Group Corp.		74,800	1,743,155
M3, Inc.		117,400	9,875,521
Makita Corp.		59,100	2,815,495
Marubeni Corp.		445,100	2,950,336
Marui Group Co. Ltd.		48,400	863,155
Mazda Motor Corp.		146,600	1,041,295
McDonald's Holdings Co. (Japan) Ltd.		16,900	822,856
Medipal Holdings Corp.		46,600	952,509
Meiji Holdings Co. Ltd.		29,200	1,990,434
Mercari, Inc. (b)		23,300	1,121,123
Minebea Mitsumi, Inc.		100,600	2,227,232
Misumi Group, Inc.		72,800	2,366,547
Mitsubishi Chemical Holdings Corp.		356,600	2,432,145
Mitsubishi Corp.		356,500	9,010,776
Mitsubishi Electric Corp.		480,800	7,319,066
Mitsubishi Estate Co. Ltd.		314,500	4,960,179
Mitsubishi Gas Chemical Co., Inc.		40,300	919,538
Mitsubishi Heavy Industries Ltd.		87,000	2,490,105
Mitsubishi UFJ Financial Group, Inc.		3,246,000	14,658,224
Mitsubishi UFJ Lease & Finance Co. Ltd.		101,100	494,183
Mitsui & Co. Ltd.		437,100	8,080,998
Mitsui Chemicals, Inc.		47,060	1,346,497
Mitsui Fudosan Co. Ltd.		242,600	4,906,660
Miura Co. Ltd.		24,000	1,363,311
Mizuho Financial Group, Inc.		642,640	8,457,485
MonotaRO Co. Ltd.		34,100	1,709,151
MS&AD Insurance Group Holdings, Inc.		118,000	3,384,142
Murata Manufacturing Co. Ltd.		152,500	14,647,328
Nabtesco Corp.		30,900	1,382,085
Nagoya Railroad Co. Ltd.		47,700	1,211,342
NEC Corp.		68,500	3,727,624
New Hampshire Foods Ltd.		20,900	893,904
Nexon Co. Ltd.		127,500	3,876,915
NGK Insulators Ltd.		66,600	1,162,297
NGK Spark Plug Co. Ltd.		39,200	726,778
Nidec Corp.		118,800	15,809,691
Nihon M&A Center, Inc.		40,300	2,339,243
Nintendo Co. Ltd.		29,700	17,096,371
Nippon Building Fund, Inc.		413	2,491,918
Nippon Express Co. Ltd.		18,700	1,269,340
Nippon Paint Holdings Co. Ltd.		38,400	3,453,415
Nippon Prologis REIT, Inc.		538	1,754,041
Nippon Sanso Holdings Corp.		38,400	738,342
Nippon Shinyaku Co. Ltd.		11,700	861,206
Nippon Steel & Sumitomo Metal Corp. (b)		217,770	2,509,412
Nippon Telegraph & Telephone Corp.		342,400	8,557,880
Nippon Yusen KK		39,200	900,427
Nissan Chemical Corp.		31,700	1,803,733
Nissan Motor Co. Ltd. (b)		618,000	3,186,228
Nisshin Seifun Group, Inc.		50,395	847,735
Nissin Food Holdings Co. Ltd.		16,300	1,408,325
Nitori Holdings Co. Ltd.		21,300	4,227,667
Nitto Denko Corp.		43,000	3,887,632
Nomura Holdings, Inc.		835,900	4,422,789
Nomura Real Estate Holdings, Inc.		30,300	675,165
Nomura Real Estate Master Fund, Inc.		1,097	1,664,168
Nomura Research Institute Ltd.		84,906	2,865,461
NSK Ltd.		92,500	836,293
NTT Data Corp.		168,800	2,420,522
Obayashi Corp.		166,200	1,389,958
OBIC Co. Ltd.		18,300	3,434,799
Odakyu Electric Railway Co. Ltd.		79,200	2,294,830
Oji Holdings Corp.		222,500	1,342,498
Olympus Corp.		312,600	5,639,006
OMRON Corp.		49,300	4,348,962
Ono Pharmaceutical Co. Ltd.		103,400	3,084,873
Oracle Corp. Japan		9,800	1,155,473
Oriental Land Co. Ltd.		53,800	8,397,823
ORIX Corp.		346,400	5,539,357
ORIX JREIT, Inc.		667	1,115,647
Osaka Gas Co. Ltd.		96,300	1,777,153
Otsuka Corp.		26,800	1,348,379
Otsuka Holdings Co. Ltd.		106,300	4,528,241
Pan Pacific International Holdings Ltd.		112,200	2,517,256
Panasonic Corp.		582,000	7,555,666
PeptiDream, Inc. (b)		26,300	1,534,135
Persol Holdings Co. Ltd.		45,900	858,448
Pigeon Corp.		29,500	1,326,507
Pola Orbis Holdings, Inc.		23,300	465,577
Rakuten, Inc.		234,400	2,302,712
Recruit Holdings Co. Ltd.		361,100	15,706,921
Renesas Electronics Corp. (b)		205,800	2,357,726
Resona Holdings, Inc.		583,100	2,020,768
Ricoh Co. Ltd.		173,200	1,306,296
Rinnai Corp.		9,200	960,886
ROHM Co. Ltd.		23,500	2,380,400
Ryohin Keikaku Co. Ltd.		64,700	1,544,844
Santen Pharmaceutical Co. Ltd.		101,100	1,670,763
SBI Holdings, Inc. Japan		60,730	1,512,090
SCSK Corp.		13,300	738,995
Secom Co. Ltd.		55,900	5,057,657
Sega Sammy Holdings, Inc.		44,000	700,253
Seibu Holdings, Inc.		55,100	506,050
Seiko Epson Corp.		72,300	1,223,809
Sekisui Chemical Co. Ltd.		92,100	1,656,560
Sekisui House Ltd.		169,700	3,271,033
Seven & i Holdings Co. Ltd.		201,700	7,702,525
SG Holdings Co. Ltd.		85,600	2,199,147
Sharp Corp.		54,800	1,137,383
Shimadzu Corp.		60,000	2,282,687
Shimamura Co. Ltd.		5,700	631,247
SHIMANO, Inc.		19,500	4,580,624
SHIMIZU Corp.		140,800	990,688
Shin-Etsu Chemical Co. Ltd.		94,100	16,327,915
Shinsei Bank Ltd.		39,700	487,414
Shionogi & Co. Ltd.		71,400	3,876,308
Shiseido Co. Ltd.		107,400	6,961,083
Shizuoka Bank Ltd.		107,400	779,264
SMC Corp.		15,200	9,194,444
SoftBank Corp.		765,800	10,067,369
SoftBank Group Corp.		416,600	32,275,250
Sohgo Security Services Co., Ltd.		18,300	899,757
Sompo Holdings, Inc.		89,650	3,566,486
Sony Corp.		335,400	32,102,027
Square Enix Holdings Co. Ltd.		23,800	1,367,855
Stanley Electric Co. Ltd.		33,300	1,039,582
Subaru Corp.		165,500	3,169,536
Sumco Corp.		67,700	1,425,807
Sumitomo Chemical Co. Ltd.		383,800	1,806,419
Sumitomo Corp.		316,400	4,189,668
Sumitomo Dainippon Pharma Co., Ltd.		46,400	751,738
Sumitomo Electric Industries Ltd.		206,900	2,750,568
Sumitomo Metal Mining Co. Ltd.		63,700	2,763,404
Sumitomo Mitsui Financial Group, Inc.		347,300	10,790,030
Sumitomo Mitsui Trust Holdings, Inc.		93,800	2,806,286
Sumitomo Realty & Development Co. Ltd.		79,500	2,397,637
Sundrug Co. Ltd.		18,200	721,953
Suntory Beverage & Food Ltd.		35,500	1,238,746
Suzuken Co. Ltd.		17,130	662,337
Suzuki Motor Corp.		96,800	4,350,894
Sysmex Corp.		44,300	5,174,572
T&D Holdings, Inc.		147,000	1,702,334
Taiheiyo Cement Corp.		29,300	727,850
Taisei Corp.		48,800	1,577,049
Taisho Pharmaceutical Holdings Co. Ltd.		8,900	580,333
Takeda Pharmaceutical Co. Ltd.		423,996	14,911,784
TDK Corp.		34,200	5,511,442
TECMO KOEI HOLDINGS CO., LTD.		11,100	636,890
Teijin Ltd.		46,200	843,769
Terumo Corp.		173,000	6,713,877
THK Co. Ltd.		31,000	982,577
TIS, Inc.		57,000	1,267,936
Tobu Railway Co. Ltd.		48,700	1,370,174
Toho Co. Ltd.		28,300	1,092,878
Toho Gas Co. Ltd.		18,800	1,103,824
Tohoku Electric Power Co., Inc.		107,900	924,018
Tokio Marine Holdings, Inc.		168,700	8,267,097
Tokyo Century Corp.		10,900	880,367
Tokyo Electric Power Co., Inc. (b)		373,500	1,429,887
Tokyo Electron Ltd.		39,600	15,050,609
Tokyo Gas Co. Ltd.		103,700	2,266,659
Tokyu Corp.		139,800	1,638,975
Tokyu Fudosan Holdings Corp.		155,900	879,631
Toppan Printing Co. Ltd.		67,400	957,480
Toray Industries, Inc.		387,300	2,518,772
Toshiba Corp.		102,900	3,354,847
Tosoh Corp.		66,800	1,146,655
Toto Ltd.		36,500	2,017,614
Toyo Suisan Kaisha Ltd.		22,800	1,123,185
Toyoda Gosei Co. Ltd.		16,700	439,562
Toyota Industries Corp.		39,800	3,127,156
Toyota Motor Corp.		563,482	39,520,286
Toyota Tsusho Corp.		58,400	2,277,569
Trend Micro, Inc.		36,200	1,983,751
Tsuruha Holdings, Inc.		9,500	1,262,495
Unicharm Corp.		106,500	4,778,748
United Urban Investment Corp.		754	1,024,337
USS Co. Ltd.		56,600	1,113,141
Welcia Holdings Co. Ltd.		24,000	815,695
West Japan Railway Co.		44,300	2,351,501
Yakult Honsha Co. Ltd.		35,200	1,794,530
Yamada Holdings Co. Ltd.		184,800	940,364
Yamaha Corp.		36,200	2,035,591
Yamaha Motor Co. Ltd.		72,000	1,580,982
Yamato Holdings Co. Ltd.		84,700	2,103,248
Yamazaki Baking Co. Ltd.		30,700	564,204
Yaskawa Electric Corp.		63,900	3,269,884
Yokogawa Electric Corp.		63,800	1,373,517
Z Holdings Corp.		699,700	4,344,693
ZOZO, Inc.		27,900	781,237

TOTAL JAPAN			1,053,788,518

Korea (South) - 3.9%
Alteogen, Inc.		4,659	554,469
AMOREPACIFIC Corp.		7,994	1,593,954
AMOREPACIFIC Group, Inc.		7,300	384,454
BGF Retail Co. Ltd.		1,987	302,032
Celltrion Healthcare Co. Ltd. (b)		18,812	2,417,121
Celltrion Pharm, Inc. (b)		4,211	658,916
Celltrion, Inc. (b)		25,828	7,482,427
Cheil Worldwide, Inc.		17,542	302,721
CJ CheilJedang Corp.		2,100	799,900
CJ Corp.		4,083	343,539
CJ ENM Co. Ltd.		2,769	378,562
CJ Logistics Corp. (b)		2,312	347,299
Coway Co. Ltd. (b)		12,218	761,447
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		9,426	206,069
Db Insurance Co. Ltd.		12,591	414,300
Doosan Bobcat, Inc.		12,708	344,860
Doosan Heavy Industries & Construction Co. Ltd. (b)		49,186	516,757
DuzonBizon Co. Ltd.		4,936	440,907
E-Mart Co. Ltd.		4,986	731,144
Fila Holdings Corp.		12,529	478,356
GS Engineering & Construction Corp.		15,247	520,099
GS Holdings Corp.		12,839	416,146
GS Retail Co. Ltd.		6,915	214,550
Hana Financial Group, Inc.		84,223	2,458,785
Hankook Tire Co. Ltd.		19,028	700,116
Hanmi Pharm Co. Ltd.		1,740	595,874
Hanon Systems		47,113	703,500
Hanwha Corp.		10,513	302,214
Hanwha Solutions Corp.		32,603	1,451,756
Hanwha Solutions Corp. rights 2/25/21 (b)		4,212	18,454
HLB, Inc.		11,501	925,518
Hotel Shilla Co.		8,092	585,344
Hyundai Engineering & Construction Co. Ltd.		19,804	712,731
Hyundai Fire & Marine Insurance Co. Ltd.		15,809	281,296
Hyundai Glovis Co. Ltd.		4,767	809,852
Hyundai Mobis		17,668	5,015,773
Hyundai Motor Co.		39,574	8,103,118
Hyundai Robotics Co. Ltd.		2,457	516,273
Hyundai Steel Co.		22,631	785,131
Industrial Bank of Korea		66,328	464,371
Kakao Corp.		15,138	5,969,168
Kangwon Land, Inc.		27,176	572,247
KB Financial Group, Inc.		105,170	3,797,903
Kia Motors Corp.		69,642	5,137,264
KMW Co. Ltd. (b)		6,797	467,966
Korea Aerospace Industries Ltd.		18,487	513,257
Korea Electric Power Corp. (b)		66,067	1,348,342
Korea Gas Corp.		6,969	193,170
Korea Investment Holdings Co. Ltd.		10,627	772,517
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)		10,141	852,345
Korea Zinc Co. Ltd.		2,155	782,312
Korean Air Lines Co. Ltd. (b)		21,651	555,606
Korean Air Lines Co. Ltd. rights 3/5/21 (b)		17,151	147,220
KT&G Corp.		35,074	2,515,164
Kumho Petro Chemical Co. Ltd.		4,639	1,026,612
LG Chemical Ltd.		12,284	10,072,004
LG Corp.		25,797	2,285,860
LG Display Co. Ltd. (b)		59,174	1,150,496
LG Electronics, Inc.		28,624	3,915,872
LG Household & Health Care Ltd.		2,624	3,653,080
LG Innotek Co. Ltd.		3,631	649,326
LG Telecom Ltd.		55,663	594,759
Lotte Chemical Corp.		4,348	1,014,698
Lotte Confectionery Co. Ltd.		6,780	196,721
Lotte Shopping Co. Ltd.		2,878	271,488
Meritz Securities Co. Ltd.		72,312	227,917
Mirae Asset Daewoo Co. Ltd.		74,737	634,843
NAVER Corp.		32,555	9,984,321
NCSOFT Corp.		4,370	3,723,755
Netmarble Corp. (b)(c)		5,444	640,104
NH Investment & Securities Co. Ltd.		28,356	280,165
Orion Corp./Republic of Korea		6,001	643,890
Ottogi Corp.		294	147,474
Pan Ocean Co., Ltd. (Korea) (b)		67,085	272,925
Pearl Abyss Corp. (b)		1,502	422,911
POSCO		19,779	4,342,422
POSCO Chemtech Co. Ltd.		7,017	843,880
S-Oil Corp.		11,612	708,106
S1 Corp.		4,192	302,858
Samsung Biologics Co. Ltd. (b)(c)		4,371	3,099,279
Samsung C&T Corp.		22,452	2,609,787
Samsung Card Co. Ltd.		7,210	191,469
Samsung Electro-Mechanics Co. Ltd.		15,505	2,828,191
Samsung Electronics Co. Ltd.		1,269,688	93,093,121
Samsung Engineering Co. Ltd. (b)		40,006	441,773
Samsung Fire & Marine Insurance Co. Ltd.		7,862	1,180,998
Samsung Heavy Industries Co. Ltd. (b)		122,569	680,580
Samsung Life Insurance Co. Ltd.		19,283	1,217,268
Samsung SDI Co. Ltd.		14,670	9,627,929
Samsung SDS Co. Ltd.		9,540	1,667,638
Samsung Securities Co. Ltd.		15,793	533,075
Seegene, Inc.		4,735	698,571
Shin Poong Pharmaceutical Co. (b)		7,514	544,206
Shinhan Financial Group Co. Ltd.		118,522	3,251,019
Shinsegae Co. Ltd.		1,880	392,511
SK Biopharmaceuticals Co. Ltd. (b)		3,968	514,454
SK Chemicals Co. Ltd./New		1,953	735,176
SK Holdings Co., Ltd.		9,590	2,666,771
SK Hynix, Inc.		145,602	15,948,144
SK Innovation Co., Ltd.		14,707	3,682,043
SK Telecom Co. Ltd.		10,853	2,367,364
Woori Financial Group, Inc.		139,561	1,098,129
Yuhan Corp.		12,854	755,110

TOTAL KOREA (SOUTH)			266,495,709

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		347,553	859,700
Boubyan Bank KSC		260,414	493,651
Gulf Bank		381,465	277,154
Kuwait Finance House KSCP		1,157,247	2,732,601
Mabanee Co. SAKC		139,138	324,410
Mobile Telecommunication Co.		546,507	1,142,467
National Bank of Kuwait		1,739,322	5,014,624

TOTAL KUWAIT			10,844,607

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		190,421	4,169,243
Aroundtown SA		257,550	1,792,786
Eurofins Scientific SA (b)		35,244	3,386,557
Globant SA (b)		10,090	1,937,280
Reinet Investments SCA		38,029	665,808
SES SA (France) (depositary receipt)		97,622	834,023
Tenaris SA		132,388	1,022,245

TOTAL LUXEMBOURG			13,807,942

Malaysia - 0.4%
AMMB Holdings Bhd		419,100	319,314
Axiata Group Bhd		702,334	578,546
CIMB Group Holdings Bhd		1,664,743	1,581,351
Dialog Group Bhd		994,822	748,116
DiGi.com Bhd		802,800	752,656
Fraser & Neave Holdings Bhd		37,200	293,551
Gamuda Bhd		448,100	365,796
Genting Bhd		543,700	535,294
Genting Malaysia Bhd		755,700	459,869
Genting Plantations Bhd		70,900	170,300
Hap Seng Consolidated Bhd		158,100	319,915
Hartalega Holdings Bhd		442,000	1,406,090
Hong Leong Bank Bhd		165,200	705,344
Hong Leong Credit Bhd		58,700	237,559
IHH Healthcare Bhd		556,700	703,707
IOI Corp. Bhd		637,000	664,970
IOI Properties Group Bhd		30	10
Kossan Rubber Industries Bhd		324,400	357,101
Kuala Lumpur Kepong Bhd		109,041	626,868
Malayan Banking Bhd		1,039,985	2,009,223
Malaysia Airports Holdings Bhd		275,902	352,172
Maxis Bhd		598,000	705,618
MISC Bhd		337,800	498,030
Nestle (Malaysia) Bhd		17,500	593,074
Petronas Chemicals Group Bhd		620,200	1,029,448
Petronas Dagangan Bhd		73,900	353,916
Petronas Gas Bhd		209,000	829,279
PPB Group Bhd		161,580	739,451
Press Metal Bhd		361,500	714,505
Public Bank Bhd		3,896,500	4,038,673
QL Resources Bhd		272,250	404,755
RHB Capital Bhd		407,574	514,194
Sime Darby Bhd		696,085	378,822
Sime Darby Plantation Bhd		530,485	636,451
Sime Darby Property Bhd		10	1
SP Setia Bhd		13	3
Supermax Corp. Bhd		393,760	662,354
Telekom Malaysia Bhd		290,626	456,518
Tenaga Nasional Bhd		584,000	1,394,088
Top Glove Corp. Bhd		1,414,400	2,358,208
Westports Holdings Bhd		201,800	214,654

TOTAL MALAYSIA			29,709,794

Mexico - 0.5%
Alfa SA de CV Series A		766,800	482,546
America Movil S.A.B. de CV Series L		9,004,700	6,004,890
Arca Continental S.A.B. de CV		112,900	512,591
Becle S.A.B. de CV		137,500	293,325
CEMEX S.A.B. de CV unit (b)		4,128,194	2,368,289
Coca-Cola FEMSA S.A.B. de CV unit		136,500	592,106
Controladora Nemak S.A.B. de CV (b)		766,800	99,876
Fibra Uno Administracion SA de CV		800,400	893,759
Fomento Economico Mexicano S.A.B. de CV unit		523,600	3,568,317
Gruma S.A.B. de CV Series B		57,045	626,301
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)		96,900	976,611
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (b)		53,510	841,923
Grupo Bimbo S.A.B. de CV Series A		408,400	767,431
Grupo Carso SA de CV Series A1 (b)		118,800	298,985
Grupo Financiero Banorte S.A.B. de CV Series O (b)		694,300	3,440,170
Grupo Financiero Inbursa S.A.B. de CV Series O (b)		588,300	524,617
Grupo Mexico SA de CV Series B		842,924	3,612,003
Grupo Televisa SA de CV (b)		625,000	944,863
Industrias Penoles SA de CV (b)		35,210	526,888
Infraestructura Energetica Nova S.A.B. de CV (b)		136,100	497,022
Kimberly-Clark de Mexico SA de CV Series A		390,100	681,471
Megacable Holdings S.A.B. de CV unit		75,900	274,438
Orbia Advance Corp. S.A.B. de CV		273,637	589,750
Promotora y Operadora de Infraestructura S.A.B. de CV		57,535	432,404
Telesites S.A.B. de C.V. (b)		305,600	306,957
Wal-Mart de Mexico SA de CV Series V		1,411,100	4,016,668

TOTAL MEXICO			34,174,201

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		684,000	675,773
HKT Trust/HKT Ltd. unit		972,860	1,282,382

TOTAL MULTI-NATIONAL			1,958,155

Netherlands - 3.2%
ABN AMRO Group NV GDR (b)(c)		109,665	1,145,853
Adyen BV (b)(c)		4,819	10,067,018
AEGON NV		483,279	2,003,803
Airbus Group NV		156,596	15,746,936
Akzo Nobel NV		50,876	5,176,329
Argenx SE (b)		11,948	3,483,999
ASML Holding NV (Netherlands)		112,720	60,176,026
CNH Industrial NV		268,695	3,441,720
EXOR NV		27,924	2,079,995
Ferrari NV		33,464	6,995,113
Heineken Holding NV		30,906	2,722,934
Heineken NV (Bearer)		69,687	7,267,831
ING Groep NV (Certificaten Van Aandelen)		1,042,099	9,265,681
JDE Peet's BV		20,455	789,128
Just Eat Takeaway.com NV (b)(c)		33,378	3,831,045
Koninklijke Ahold Delhaize NV		294,709	8,459,487
Koninklijke DSM NV		46,014	8,041,002
Koninklijke KPN NV		953,642	2,979,179
Koninklijke Philips Electronics NV		242,414	13,213,788
NN Group NV		75,773	3,154,033
Prosus NV		129,542	15,134,507
QIAGEN NV (Germany) (b)		61,329	3,324,601
Randstad NV (b)		32,995	2,060,514
Stellantis NV		271,427	4,121,989
Stellantis NV (Italy)		289,432	4,401,040
STMicroelectronics NV (France)		169,257	6,782,239
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		36,609	3,087,666
Vopak NV		18,244	923,017
Wolters Kluwer NV		73,763	6,126,413
X5 Retail Group NV GDR		31,126	1,113,758
Yandex NV Class A (b)		79,511	5,028,062

TOTAL NETHERLANDS			222,144,706

New Zealand - 0.2%
Auckland International Airport Ltd.		370,066	1,981,174
Fisher & Paykel Healthcare Corp.		152,935	3,806,905
Mercury Nz Ltd.		172,268	882,016
Meridian Energy Ltd.		331,419	1,702,828
Ryman Healthcare Group Ltd.		116,811	1,306,112
Spark New Zealand Ltd.		529,958	1,827,974
The a2 Milk Co. Ltd. (b)		190,852	1,582,668
Xero Ltd. (b)		32,130	3,189,495

TOTAL NEW ZEALAND			16,279,172

Norway - 0.4%
Adevinta ASA Class B (b)		61,283	914,357
DNB ASA		249,477	4,856,937
Equinor ASA		257,438	4,654,024
Gjensidige Forsikring ASA		50,381	1,164,600
Mowi ASA		120,736	2,678,856
Norsk Hydro ASA		346,340	1,541,347
Orkla ASA		192,585	1,875,588
Schibsted ASA:
(A Shares)		21,319	805,913
(B Shares)		25,143	813,683
Telenor ASA		187,670	3,112,296
Yara International ASA		44,918	2,100,234

TOTAL NORWAY			24,517,835

Pakistan - 0.0%
Habib Bank Ltd.		140,861	125,075
MCB Bank Ltd.		96,890	116,546
Oil & Gas Development Co. Ltd.		156,244	104,377

TOTAL PAKISTAN			345,998

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		534,262	1,584,242
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		54,986	559,757
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		501,450	415,267
Aboitiz Power Corp.		376,200	187,865
Altus Property Ventures, Inc. (b)		7	3
Ayala Corp.		71,710	1,148,912
Ayala Land, Inc.		2,271,800	1,782,082
Bank of the Philippine Islands (BPI)		445,336	736,204
BDO Unibank, Inc.		502,204	1,052,267
DMCI Holdings, Inc.		4	0
Globe Telecom, Inc.		8,285	334,606
GT Capital Holdings, Inc.		26,381	293,122
International Container Terminal Services, Inc.		252,370	622,261
JG Summit Holdings, Inc.		775,236	980,740
Jollibee Food Corp.		117,390	434,045
Manila Electric Co.		54,280	294,779
Megaworld Corp.		2,862,400	227,515
Metro Pacific Investments Corp.		3,853,200	323,906
Metropolitan Bank & Trust Co.		458,271	429,093
Philippine Long Distance Telephone Co.		23,185	633,415
PUREGOLD Price Club, Inc.		262,300	196,479
SM Investments Corp.		68,063	1,394,966
SM Prime Holdings, Inc.		2,818,300	2,070,037
Universal Robina Corp.		224,230	629,860

TOTAL PHILIPPINES			14,187,424

Poland - 0.2%
Allegro.eu SA (b)(c)		66,223	1,306,664
Bank Polska Kasa Opieki SA (b)		46,862	801,361
CD Projekt RED SA (b)		17,298	1,410,639
Cyfrowy Polsat SA		72,193	591,878
Dino Polska SA (b)(c)		12,481	880,527
KGHM Polska Miedz SA (Bearer) (b)		38,422	1,943,250
LPP SA (b)		331	683,317
Orange Polska SA (b)		162,069	285,629
PGE Polska Grupa Energetyczna SA (b)		215,985	379,433
Polish Oil & Gas Co. SA		439,963	666,373
Polski Koncern Naftowy Orlen SA		77,091	1,159,350
Powszechna Kasa Oszczednosci Bank SA (b)		226,006	1,752,206
Powszechny Zaklad Ubezpieczen SA (b)		154,689	1,238,741
Santander Bank Polska SA (b)		9,155	445,824

TOTAL POLAND			13,545,192

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)		82,039	1
Energias de Portugal SA		715,063	4,488,079
Galp Energia SGPS SA Class B		128,663	1,291,408
Jeronimo Martins SGPS SA		63,947	1,045,699

TOTAL PORTUGAL			6,825,187

Qatar - 0.2%
Barwa Real Estate Co.		484,295	439,513
Industries Qatar QSC (b)		509,325	1,685,279
Masraf al Rayan		1,142,969	1,377,808
Mesaieed Petrochemical Holding Co.		1,119,299	623,617
Ooredoo QSC		213,843	489,136
Qatar Electricity & Water Co.		135,772	663,621
Qatar Fuel Co.		123,269	631,619
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		767,187	694,982
Qatar International Islamic Bank QSC		187,631	458,548
Qatar Islamic Bank		304,986	1,390,202
Qatar National Bank SAQ		1,221,149	6,039,100
The Commercial Bank of Qatar		520,547	611,492

TOTAL QATAR			15,104,917

Russia - 0.7%
Alrosa Co. Ltd.		669,201	883,367
Gazprom OAO		2,635,672	7,407,192
Gazprom OAO sponsored ADR (Reg. S)		266,976	1,488,658
Inter Rao Ues JSC		9,374,000	650,222
Lukoil PJSC		106,108	7,543,040
Lukoil PJSC sponsored ADR		3,670	261,157
Magnit OJSC GDR (Reg. S)		92,741	1,383,696
MMC Norilsk Nickel PJSC		13,911	4,478,261
MMC Norilsk Nickel PJSC sponsored ADR		27,948	900,764
Mobile TeleSystems OJSC sponsored ADR		116,615	1,049,535
Moscow Exchange MICEX-RTS OAO		351,425	729,922
NOVATEK OAO GDR (Reg. S)		24,196	4,055,250
Novolipetsk Steel OJSC		309,020	858,788
PhosAgro OJSC GDR (Reg. S)		34,475	540,568
Polyus PJSC		8,684	1,652,289
Rosneft Oil Co. OJSC		263,193	1,652,607
Rosneft Oil Co. OJSC GDR (Reg. S)		56,929	352,846
Sberbank of Russia		2,895,636	9,823,136
Severstal PAO		43,863	731,552
Severstal PAO GDR (Reg. S)		9,813	164,368
Surgutneftegas OJSC		1,105,600	490,931
Surgutneftegas OJSC sponsored ADR		71,885	315,288
Tatneft PAO		355,432	2,303,169
Tatneft PAO sponsored ADR		5,142	200,332
VTB Bank OJSC		833,820,334	404,350

TOTAL RUSSIA			50,321,288

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.		11,336	377,192
Advanced Polypropylene Co.		26,841	458,001
Al Rajhi Bank		332,253	6,466,651
Alinma Bank		250,590	1,091,700
Almarai Co. Ltd.		63,497	914,186
Arab National Bank		153,717	833,605
Bank Al-Jazira		104,626	377,699
Bank Albilad		93,270	690,069
Banque Saudi Fransi		151,453	1,358,785
Bupa Arabia for Cooperative Insurance Co. (b)		15,181	473,559
Dar Al Arkan Real Estate Development Co. (b)		140,582	322,716
Dr Sulaiman Alabama Habib Medical Services Group Co.		17,279	531,633
Emaar The Economic City (b)		105,641	254,618
Etihad Etisalat Co. (b)		100,915	772,192
Jarir Marketing Co.		15,287	712,445
Mobile Telecommunications Co. Saudi Arabia (b)		114,056	417,215
National Commercial Bank		388,308	4,462,120
National Industrialization Co. (b)		83,373	299,642
Rabigh Refining & Petrochemical Co. (b)		60,654	227,046
Riyad Bank		376,931	2,144,588
Sabic Agriculture-Nutrients Co.		52,781	1,305,910
Sahara International Petrochemical Co.		92,660	454,567
Samba Financial Group		274,496	2,206,536
Saudi Airlines Catering Co.		10,126	207,882
Saudi Arabian Mining Co. (b)		110,823	1,243,941
Saudi Arabian Oil Co.		572,825	5,307,188
Saudi Basic Industries Corp.		238,493	6,523,951
Saudi Cement Co.		19,230	338,385
Saudi Electricity Co.		214,967	1,272,367
Saudi Industrial Investment Group		59,274	407,729
Saudi Kayan Petrochemical Co. (b)		185,197	712,999
Saudi Telecom Co.		160,654	4,848,704
The Co. for Cooperative Insurance (b)		15,525	327,827
The Saudi British Bank		210,807	1,506,286
The Savola Group		67,055	705,287
Yanbu National Petrochemical Co.		65,855	1,123,716

TOTAL SAUDI ARABIA			51,678,937

Singapore - 0.7%
Ascendas Real Estate Investment Trust		834,009	1,933,716
BOC Aviation Ltd. Class A (c)		52,900	432,234
CapitaLand Ltd.		678,711	1,640,065
CapitaMall Trust		1,341,037	2,160,358
City Developments Ltd.		114,900	624,494
DBS Group Holdings Ltd.		476,135	9,025,203
Genting Singapore Ltd.		1,541,900	992,415
Keppel Corp. Ltd.		416,900	1,572,319
Mapletree Commercial Trust		552,500	860,942
Mapletree Logistics Trust (REIT)		759,429	1,131,940
Oversea-Chinese Banking Corp. Ltd.		898,206	6,977,933
Singapore Airlines Ltd. (b)		349,450	1,077,914
Singapore Exchange Ltd.		238,100	1,774,458
Singapore Technologies Engineering Ltd.		401,000	1,119,926
Singapore Telecommunications Ltd.		2,215,600	3,925,037
Suntec (REIT)		515,500	620,897
United Overseas Bank Ltd.		315,153	5,546,731
UOL Group Ltd.		117,577	647,895
Venture Corp. Ltd.		71,300	1,064,884
Wilmar International Ltd.		514,800	2,042,304

TOTAL SINGAPORE			45,171,665

South Africa - 1.0%
Absa Group Ltd.		184,074	1,380,357
African Rainbow Minerals Ltd.		26,508	477,812
Anglo American Platinum Ltd.		13,897	1,382,551
AngloGold Ashanti Ltd.		111,268	2,592,844
Aspen Pharmacare Holdings Ltd. (b)		99,427	938,605
Bidcorp Ltd.		86,003	1,428,152
Bidvest Group Ltd.		73,492	757,561
Capitec Bank Holdings Ltd. (b)		19,061	1,744,790
Clicks Group Ltd.		64,081	1,052,870
Discovery Ltd.		100,460	851,562
Exxaro Resources Ltd.		63,685	632,579
FirstRand Ltd.		1,271,107	3,992,234
Gold Fields Ltd.		240,577	2,255,742
Growthpoint Properties Ltd.		900,086	719,351
Harmony Gold Mining Co. Ltd. (b)		138,403	613,898
Impala Platinum Holdings Ltd.		215,758	2,913,716
Kumba Iron Ore Ltd.		16,410	657,411
Mr Price Group Ltd.		64,013	727,370
MTN Group Ltd.		465,533	1,920,581
MultiChoice Group Ltd.		112,043	954,148
Naspers Ltd. Class N		115,863	26,802,508
Nedbank Group Ltd.		96,060	775,111
Northam Platinum Ltd. (b)		92,316	1,146,880
Old Mutual Ltd.		1,195,514	1,021,151
Rand Merchant Insurance Holdings Ltd.		193,033	383,841
Remgro Ltd.		133,955	887,033
Sanlam Ltd.		453,004	1,726,103
Sasol Ltd. (b)		145,452	1,567,884
Shoprite Holdings Ltd.		129,320	1,195,214
Sibanye Stillwater Ltd.		605,942	2,300,261
Spar Group Ltd.		49,020	626,824
Standard Bank Group Ltd.		354,385	2,937,926
Tiger Brands Ltd.		40,906	537,645
Vodacom Group Ltd.		163,132	1,330,696
Woolworths Holdings Ltd.		260,514	771,831

TOTAL SOUTH AFRICA			72,005,042

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA		70,985	2,215,620
ACS Actividades de Construccion y Servicios SA rights 2/5/21 (b)		70,985	34,974
Aena Sme SA (b)(c)		18,279	2,823,830
Amadeus IT Holding SA Class A		119,928	7,656,599
Banco Bilbao Vizcaya Argentaria SA		1,776,302	8,104,766
Banco Santander SA (Spain)		4,613,277	13,465,718
CaixaBank SA		964,701	2,434,418
Cellnex Telecom SA (c)		84,552	4,956,996
Enagas SA		71,786	1,583,331
Endesa SA		85,594	2,191,712
Ferrovial SA		130,962	3,147,588
Gas Natural SDG SA		79,251	2,049,490
Grifols SA		79,723	2,350,973
Iberdrola SA		1,588,865	21,566,549
Iberdrola SA rights (b)		1,562,523	302,994
Industria de Diseno Textil SA		291,332	8,640,387
Red Electrica Corporacion SA		122,409	2,326,284
Repsol SA		420,269	4,128,597
Siemens Gamesa Renewable Energy SA		62,736	2,580,157
Telefonica SA		1,351,431	5,831,283

TOTAL SPAIN			98,392,266

Sweden - 2.0%
Alfa Laval AB		85,592	2,249,321
ASSA ABLOY AB (B Shares)		264,859	6,550,434
Atlas Copco AB:
(A Shares)		176,687	9,585,861
(B Shares)		103,697	4,874,428
Boliden AB		76,014	2,501,568
Electrolux AB (B Shares)		57,895	1,418,224
Epiroc AB:
Class A		160,322	3,080,274
Class B		118,842	2,045,101
EQT AB		63,346	1,979,302
Ericsson (B Shares)		776,443	9,776,542
Essity AB Class B		161,167	5,155,384
Evolution Gaming Group AB (c)		42,681	4,165,794
Fastighets AB Balder (b)		27,930	1,401,798
H&M Hennes & Mauritz AB (B Shares)		213,344	4,570,034
Hexagon AB (B Shares)		74,165	6,496,749
Husqvarna AB (B Shares)		107,240	1,330,185
ICA Gruppen AB		28,775	1,443,864
Industrivarden AB:
(A Shares)		30,671	1,034,320
(C Shares)		40,142	1,280,213
Investor AB (B Shares)		117,124	8,611,585
Kinnevik AB (B Shares)		64,722	3,181,767
L E Lundbergforetagen AB		19,226	1,012,803
Latour Investment AB Class B		37,570	842,552
Lundin Petroleum AB		51,093	1,396,508
Nibe Industrier AB (B Shares)		83,773	2,802,024
Sandvik AB		299,854	7,492,493
Securitas AB (B Shares)		80,500	1,245,123
Skandinaviska Enskilda Banken AB (A Shares) (b)		435,364	4,759,864
Skanska AB (B Shares)		91,605	2,374,453
SKF AB (B Shares)		102,633	2,817,516
Svenska Cellulosa AB (SCA) (B Shares)		156,222	2,756,595
Svenska Handelsbanken AB (A Shares)		410,134	4,088,624
Swedbank AB (A Shares)		242,044	4,570,169
Swedish Match Co. AB		45,051	3,482,755
Tele2 AB (B Shares)		140,585	1,943,153
Telia Co. AB		677,958	2,977,521
Volvo AB (B Shares)		375,816	9,300,617

TOTAL SWEDEN			136,595,518

Switzerland - 5.9%
ABB Ltd. (Reg.)		488,481	14,408,428
Adecco SA (Reg.)		41,861	2,624,214
Alcon, Inc. (Switzerland) (b)		130,964	9,409,706
Baloise Holdings AG		13,749	2,304,491
Banque Cantonale Vaudoise		7,635	810,000
Barry Callebaut AG		886	1,968,447
Clariant AG (Reg.)		50,971	1,084,940
Coca-Cola HBC AG		56,459	1,673,238
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)		270,920	88,203
Series A		139,057	12,938,585
Credit Suisse Group AG		653,413	8,571,193
Ems-Chemie Holding AG		2,095	1,977,990
Geberit AG (Reg.)		9,886	6,055,348
Givaudan SA		2,481	10,015,915
Julius Baer Group Ltd.		59,501	3,600,128
Kuehne & Nagel International AG		14,217	3,241,620
LafargeHolcim Ltd. (Reg.)		137,929	7,471,315
Lindt & Spruengli AG		27	2,518,889
Lindt & Spruengli AG (participation certificate)		284	2,464,575
Logitech International SA (Reg.)		43,304	4,514,409
Lonza Group AG		19,827	12,663,498
Nestle SA (Reg. S)		763,193	85,551,330
Novartis AG		590,081	53,428,993
Partners Group Holding AG		5,008	5,928,640
Roche Holding AG (participation certificate)		186,687	64,427,940
Schindler Holding AG:
(participation certificate)		11,382	3,009,218
(Reg.)		4,991	1,315,618
SGS SA (Reg.)		1,635	4,972,456
Siemens Energy AG (b)		106,807	3,963,646
Sika AG		37,888	10,310,470
Sonova Holding AG Class B		14,536	3,515,077
Straumann Holding AG		2,740	3,044,068
Swatch Group AG (Bearer)		6,686	1,929,051
Swatch Group AG (Bearer) (Reg.)		21,095	1,190,035
Swiss Life Holding AG		8,208	3,749,464
Swiss Prime Site AG		19,462	1,894,309
Swiss Re Ltd.		75,382	6,656,804
Swisscom AG		6,788	3,699,012
Temenos Group AG		17,725	2,245,598
UBS Group AG		975,194	14,095,563
Vifor Pharma AG		11,980	1,630,060
Zurich Insurance Group Ltd.		40,011	15,999,908

TOTAL SWITZERLAND			402,962,392

Taiwan - 4.1%
Accton Technology Corp.		130,000	1,250,759
Acer, Inc.		754,288	728,410
Advantech Co. Ltd.		99,937	1,234,451
ASE Technology Holding Co. Ltd.		881,840	2,902,940
Asia Cement Corp.		549,466	784,643
ASMedia Technology, Inc.		7,000	476,063
ASUSTeK Computer, Inc.		208,000	2,127,450
AU Optronics Corp. (b)		2,261,000	1,188,560
Catcher Technology Co. Ltd.		176,000	1,244,083
Cathay Financial Holding Co. Ltd.		2,123,879	3,025,339
Chang Hwa Commercial Bank		1,338,430	790,797
Cheng Shin Rubber Industry Co. Ltd.		454,899	648,789
Chicony Electronics Co. Ltd.		150,493	464,733
China Airlines Ltd. (b)		490	192
China Development Finance Holding Corp.		3,234,800	1,030,110
China Life Insurance Co. Ltd.		728,491	590,366
China Steel Corp.		3,238,426	2,653,310
Chunghwa Telecom Co. Ltd.		1,016,000	3,920,254
Compal Electronics, Inc.		1,059,000	810,951
CTBC Financial Holding Co. Ltd.		4,806,579	3,260,326
Delta Electronics, Inc.		518,621	5,230,461
E.SUN Financial Holdings Co. Ltd.		2,922,246	2,462,069
ECLAT Textile Co. Ltd.		49,941	722,969
Evergreen Marine Corp. (Taiwan) (b)		604,120	672,898
Far Eastern Textile Ltd.		752,664	698,628
Far EasTone Telecommunications Co. Ltd.		407,000	871,800
Feng Tay Enterprise Co. Ltd.		101,254	650,663
First Financial Holding Co. Ltd.		2,629,016	1,895,902
Formosa Chemicals & Fibre Corp.		967,590	2,673,645
Formosa Petrochemical Corp.		289,000	919,278
Formosa Plastics Corp.		1,034,480	3,213,015
Foxconn Technology Co. Ltd.		235,535	628,968
Fubon Financial Holding Co. Ltd.		1,797,398	2,922,833
Giant Manufacturing Co. Ltd.		77,000	749,081
GlobalWafers Co. Ltd.		56,000	1,239,513
Highwealth Construction Corp.		195,228	296,909
HIWIN Technologies Corp.		67,057	948,005
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,333,990	13,271,211
Hotai Motor Co. Ltd.		92,000	1,862,268
Hua Nan Financial Holdings Co. Ltd.		2,142,871	1,311,993
Innolux Corp.		2,114,427	985,087
Inventec Corp.		639,280	530,622
Largan Precision Co. Ltd.		28,000	2,938,845
Lite-On Technology Corp.		544,910	1,067,993
MediaTek, Inc.		402,970	12,587,867
Mega Financial Holding Co. Ltd.		2,940,246	2,954,836
Micro-Star International Co. Ltd.		174,000	810,646
Nan Ya Plastics Corp.		1,434,780	3,360,165
Nanya Technology Corp.		321,000	915,637
Nien Made Enterprise Co. Ltd.		41,000	541,573
Novatek Microelectronics Corp.		161,000	2,264,610
Oneness Biotech Co. Ltd. (b)		50,000	329,335
Pegatron Corp.		564,000	1,578,580
Phison Electronics Corp.		39,000	527,686
Pou Chen Corp.		599,000	598,765
Powertech Technology, Inc.		193,000	671,101
President Chain Store Corp.		147,000	1,401,200
Quanta Computer, Inc.		828,000	2,385,477
Realtek Semiconductor Corp.		127,090	2,048,521
Ruentex Development Co. Ltd.		200,541	277,425
Shin Kong Financial Holding Co. Ltd.		2,819,180	810,196
Sinopac Holdings Co.		2,608,314	1,019,637
Standard Foods Corp.		103,986	209,746
Synnex Technology International Corp.		344,500	555,903
Taishin Financial Holdings Co. Ltd.		2,527,209	1,127,775
Taiwan Business Bank		1,435,290	466,286
Taiwan Cement Corp.		1,262,058	1,808,990
Taiwan Cooperative Financial Holding Co. Ltd.		2,421,868	1,655,734
Taiwan High Speed Rail Corp.		491,000	506,583
Taiwan Mobile Co. Ltd.		421,600	1,447,928
Taiwan Semiconductor Manufacturing Co. Ltd.		6,234,000	131,705,599
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		55,397	6,731,843
The Shanghai Commercial & Savings Bank Ltd.		864,616	1,154,426
Unified-President Enterprises Corp.		1,334,080	3,238,636
Unimicron Technology Corp.		305,000	941,862
United Microelectronics Corp.		3,106,000	5,563,530
Vanguard International Semiconductor Corp.		230,000	919,639
Walsin Technology Corp.		81,000	637,625
Win Semiconductors Corp.		97,000	1,433,651
Winbond Electronics Corp.		769,000	726,145
Wistron Corp.		731,666	816,271
Wiwynn Corp.		20,000	589,768
WPG Holding Co. Ltd.		414,320	636,027
Yageo Corp.		96,519	1,977,862
Yuanta Financial Holding Co. Ltd.		2,543,186	1,806,769

TOTAL TAIWAN			279,639,037

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		294,400	1,691,841
Airports of Thailand PCL (For. Reg.)		1,153,800	2,293,722
Asset World Corp. PCL		2,621,000	402,827
B. Grimm Power PCL (For. Reg.)		222,000	378,283
Bangkok Bank PCL (For. Reg.)		141,100	535,077
Bangkok Commercial Asset Management PCL		497,800	340,959
Bangkok Dusit Medical Services PCL (For. Reg.)		2,431,000	1,681,313
Bangkok Expressway and Metro PCL		2,031,800	553,263
Berli Jucker PCL (For. Reg)		308,300	342,498
BTS Group Holdings PCL (For. Reg.)		1,948,800	615,308
Bumrungrad Hospital PCL (For. Reg.)		119,900	502,755
Central Pattana PCL (For. Reg.)		570,500	933,996
Central Retail Corp. PCL		745,166	765,582
Charoen Pokphand Foods PCL (For. Reg.)		1,027,100	935,131
CP ALL PCL (For. Reg.)		1,577,000	3,016,480
Delta Electronics PCL		6,000	105,847
Delta Electronics PCL (For. Reg.)		79,500	1,402,472
Electricity Generating PCL (For. Reg.)		73,900	440,733
Energy Absolute PCL		62,700	136,168
Energy Absolute PCL (For. Reg.)		377,400	819,612
Global Power Synergy Public Co. Ltd.		237,800	621,712
Gulf Energy Development PCL (For. Reg.)		731,100	818,304
Home Product Center PCL (For. Reg.)		1,519,467	695,513
Indorama Ventures PCL		112,600	131,674
Indorama Ventures PCL (For. Reg.)		434,600	508,219
Intouch Holdings PCL (For. Reg.)		583,300	1,091,373
Kasikornbank PCL (For. Reg.)		458,300	1,944,674
Krung Thai Bank PCL (For. Reg.)		921,755	354,166
Krungthai Card PCL (For. Reg.)		197,500	428,917
Land & House PCL (For. Reg.)		2,392,000	623,375
Minor International PCL		314,100	260,263
Minor International PCL:
warrants 9/30/21 (b)		36,068	374
warrants 7/31/23 (b)		38,830	9,146
(For. Reg.)		755,776	626,236
Muangthai Leasing PCL		182,509	400,934
Osotspa PCL		180,400	215,479
PTT Exploration and Production PCL		54,400	188,119
PTT Exploration and Production PCL (For. Reg.)		356,544	1,232,954
PTT Global Chemical PCL (For. Reg.)		637,839	1,257,351
PTT PCL (For. Reg.)		3,024,200	3,814,352
Ratchaburi Electric Generating Holding PCL (For. Reg.)		151,100	249,898
Siam Cement PCL (For. Reg.)		203,500	2,570,097
Siam Commercial Bank PCL (For. Reg.)		209,900	660,978
Sri Trang Gloves Thailand PCL		216,600	287,666
Srisawad Corp. PCL:
warrants 8/29/25(b)		7,244	4,090
(For. Reg.)		181,100	405,403
Thai Oil PCL (For. Reg.)		304,000	553,558
Thai Union Frozen Products PCL (For. Reg.)		828,700	382,094
Total Access Communication PCL (For. Reg.)		110,000	119,445
True Corp. PCL (For. Reg.)		2,917,012	311,876

TOTAL THAILAND			38,662,107

Turkey - 0.1%
Akbank TAS (b)		782,500	682,271
Aselsan A/S		172,938	408,873
Bim Birlesik Magazalar A/S JSC		117,072	1,151,161
Eregli Demir ve Celik Fabrikalari T.A.S.		365,858	717,491
Ford Otomotiv Sanayi A/S		17,735	348,774
Haci Omer Sabanci Holding A/S		222,116	319,639
Koc Holding A/S		188,125	519,338
Turk Hava Yollari AO (b)		153,517	254,070
Turk Sise ve Cam Fabrikalari A/S		358,403	354,129
Turkcell Iletisim Hizmet A/S		313,206	682,292
Turkiye Garanti Bankasi A/S (b)		611,141	777,577
Turkiye Is Bankasi A/S Series C (b)		370,295	310,719
Turkiye Petrol Rafinerileri A/S (b)		33,678	457,493
Yapi ve Kredi Bankasi A/S (b)		742,449	289,177

TOTAL TURKEY			7,273,004

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		722,610	1,266,926
Aldar Properties PJSC		980,152	933,948
Dubai Islamic Bank Pakistan Ltd.		463,466	635,931
Emaar Malls Group PJSC (b)		664,488	327,436
Emaar Properties PJSC (b)		884,121	914,654
Emirates NBD Bank PJSC		687,096	2,207,297
Emirates Telecommunications Corp.		452,744	2,450,363
First Abu Dhabi Bank PJSC		710,148	2,903,890

TOTAL UNITED ARAB EMIRATES			11,640,445

United Kingdom - 8.1%
3i Group PLC		255,640	3,893,197
Admiral Group PLC		49,115	1,939,440
Anglo American PLC (United Kingdom)		326,876	10,811,561
Antofagasta PLC		106,196	2,080,714
Ashtead Group PLC		118,150	5,978,347
Associated British Foods PLC		95,141	2,759,667
AstraZeneca PLC (United Kingdom)		348,719	35,573,243
Auto Trader Group PLC (c)		281,876	2,173,143
Aveva Group PLC		30,229	1,505,968
Aviva PLC		1,030,179	4,712,126
BAE Systems PLC		845,384	5,334,140
Barclays PLC (b)		4,620,565	8,428,815
Barratt Developments PLC (b)		276,190	2,417,358
Berkeley Group Holdings PLC		32,393	1,859,215
BHP Group PLC		561,380	15,384,805
BP PLC (b)		4,501,989	16,729,192
BP PLC sponsored ADR		147,899	3,286,316
British American Tobacco PLC (United Kingdom)		609,976	22,165,234
British Land Co. PLC		224,304	1,378,990
BT Group PLC		2,354,250	4,051,449
Bunzl PLC		90,024	2,898,640
Burberry Group PLC		110,167	2,593,995
Coca-Cola European Partners PLC		54,655	2,539,818
Compass Group PLC		476,057	8,503,702
Croda International PLC		37,130	3,197,919
Diageo PLC		621,115	24,936,023
Direct Line Insurance Group PLC		348,977	1,433,974
Evraz PLC		129,867	892,177
Fresnillo PLC		45,770	619,341
GlaxoSmithKline PLC		1,332,277	24,742,122
Halma PLC		101,751	3,442,135
Hargreaves Lansdown PLC		88,980	2,082,934
Hikma Pharmaceuticals PLC		44,916	1,476,384
HSBC Holdings PLC (United Kingdom) (b)		5,404,558	28,279,944
Imperial Brands PLC		251,062	5,056,691
Informa PLC (b)		397,533	2,721,220
InterContinental Hotel Group PLC (b)		46,853	2,886,484
Intertek Group PLC		42,684	3,227,119
J Sainsbury PLC		490,116	1,641,225
JD Sports Fashion PLC		122,071	1,249,399
Johnson Matthey PLC		49,909	2,018,661
Kingfisher PLC (b)		580,921	2,205,291
Land Securities Group PLC		181,941	1,532,364
Legal & General Group PLC		1,590,523	5,317,382
Lloyds Banking Group PLC		18,867,997	8,466,681
London Stock Exchange Group PLC		83,936	9,964,470
M&G PLC		713,885	1,720,530
Melrose Industries PLC (b)		1,300,239	3,001,865
Mondi PLC		95,342	2,256,682
Mondi PLC		35,535	835,016
National Grid PLC		935,449	10,894,496
NatWest Group PLC		1,278,207	2,584,971
Next PLC		35,384	3,747,611
NMC Health PLC (b)		30,958	14,860
Ocado Group PLC (b)		129,160	4,914,417
Pearson PLC		194,687	2,156,954
Persimmon PLC		84,932	2,968,588
Phoenix Group Holdings PLC		147,304	1,361,939
Prudential PLC		691,836	11,068,980
Reckitt Benckiser Group PLC		189,291	16,047,791
RELX PLC (London Stock Exchange)		512,024	12,715,588
Rentokil Initial PLC (b)		497,640	3,392,843
Rio Tinto PLC		297,858	22,597,633
Rolls-Royce Holdings PLC		2,192,553	2,754,784
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,077,552	19,939,343
Class B (United Kingdom)		995,613	17,352,038
RSA Insurance Group PLC		274,744	2,540,973
Sage Group PLC		290,431	2,347,015
Schroders PLC		33,104	1,549,864
Scottish & Southern Energy PLC		274,256	5,576,454
Segro PLC		316,799	4,141,821
Severn Trent PLC		60,983	1,931,811
Smith & Nephew PLC		230,896	4,861,238
Smiths Group PLC		108,191	2,102,755
Spirax-Sarco Engineering PLC		19,613	2,977,501
St. James's Place Capital PLC		144,781	2,327,892
Standard Chartered PLC (United Kingdom)		707,626	4,304,819
Standard Life PLC		606,059	2,508,613
Taylor Wimpey PLC (b)		994,390	1,995,328
Tesco PLC		2,600,494	8,509,854
Unilever PLC		697,270	40,619,591
United Utilities Group PLC		174,997	2,211,179
Vodafone Group PLC		5,846,632	9,984,576
Vodafone Group PLC sponsored ADR		133,984	2,297,826
Whitbread PLC (b)		55,727	2,127,996
WM Morrison Supermarkets PLC		669,184	1,645,346

TOTAL UNITED KINGDOM			555,278,396

United States of America - 0.1%
DouYu International Holdings Ltd. ADR (b)		23,790	312,363
NICE Systems Ltd. sponsored ADR (a)(b)		3,864	1,009,586
Southern Copper Corp.		24,465	1,624,721
Yum China Holdings, Inc.		106,506	6,039,955

TOTAL UNITED STATES OF AMERICA			8,986,625

TOTAL COMMON STOCKS
(Cost $5,579,277,648)			6,632,509,058

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)		43,700	310,215
Banco Bradesco SA (PN)		1,187,908	5,371,357
Bradespar SA (PN)		70,700	807,738
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		20,407	107,193
Companhia Energetica de Minas Gerais (CEMIG) (PN)		256,541	642,361
Companhia Paranaense de Energia-Copel (PN-B)		26,600	317,368
Gerdau SA		280,100	1,190,248
Itau Unibanco Holding SA		1,282,421	6,642,507
Itausa-Investimentos Itau SA (PN)		1,297,798	2,516,657
Lojas Americanas SA (PN)		269,632	1,187,161
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,227,100	5,985,908

TOTAL BRAZIL			25,078,713

Chile - 0.0%
Embotelladora Andina SA Class B		92,928	235,226
Sociedad Quimica y Minera de Chile SA (PN-B) (b)		32,555	1,645,892

TOTAL CHILE			1,881,118

Colombia - 0.0%
Bancolombia SA (PN)		115,139	1,016,861
France - 0.0%
Air Liquide SA (b)		7,782	1,272,723
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		17,062	1,117,067
Fuchs Petrolub AG		17,864	1,017,172
Henkel AG & Co. KGaA		50,092	5,197,472
Porsche Automobil Holding SE (Germany)		41,437	2,878,002
Sartorius AG (non-vtg.)		9,484	4,725,722
Volkswagen AG		49,030	9,308,236

TOTAL GERMANY			24,243,671

Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,018	73,911
Hyundai Motor Co.		4,075	411,730
Hyundai Motor Co. Series 2		12,473	1,148,722
LG Chemical Ltd.		1,921	803,000
LG Household & Health Care Ltd.		260	162,734
Samsung Electronics Co. Ltd.		218,544	14,284,432

TOTAL KOREA (SOUTH)			16,884,529

Russia - 0.0%
Surgutneftegas OJSC		1,772,033	934,291
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $65,148,712)			71,311,906
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	14,005

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.1% 2/4/21 (Cost $4,999,959)(f)		5,000,000	4,999,984
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.09% (g)		137,312,637	137,340,100
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)		23,231,739	23,234,062
TOTAL MONEY MARKET FUNDS
(Cost $160,573,527)			160,574,162
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $5,810,013,805)			6,869,409,115
NET OTHER ASSETS (LIABILITIES) - 0.2%(i)			10,440,223
NET ASSETS - 100%			$6,879,849,338

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,014	March 2021	$107,255,850	$212,140	$212,140
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	834	March 2021	55,298,370	1,938,995	1,938,995
TME S&P/TSX 60 Index Contracts (Canada)	67	March 2021	10,721,048	(124,710)	(124,710)
TOTAL FUTURES CONTRACTS					$2,026,425

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,745,801 or 2.2% of net assets.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,984.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $7,176,068 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,167
Fidelity Securities Lending Cash Central Fund	48,054
Total	$90,221

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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